FROST FAMILY OF FUNDS	FROST GROWTH EQUITY FUND

SCHEDULE OF INVESTMENTS	April 30, 2021 (Unaudited)

Description	Shares	Value

COMMON STOCK§ — 99.2%

Communication Services — 13.6%
Alphabet, Cl C *	6,920	$16,678,031
Alphabet, Cl A *	7,054	16,601,589
Facebook, Cl A *	53,190	17,291,005
Netflix *	16,000	8,215,520

		58,786,145

Consumer Discretionary — 20.8%
Amazon.com *	12,471	43,242,195
Booking Holdings *	2,170	5,351,394
Chipotle Mexican Grill, Cl A *	3,500	5,222,105
Home Depot	34,090	11,033,910
Lululemon Athletica *	7,500	2,514,525
NIKE, Cl B	32,500	4,310,150
O’Reilly Automotive *	6,000	3,317,280
Starbucks	47,550	5,443,999
Tesla *	4,500	3,192,480
TJX	83,000	5,893,000

		89,521,038

Consumer Staples — 0.8%
Costco Wholesale	9,132	3,397,926

Financials — 2.6%
JPMorgan Chase	43,500	6,690,735
Moody’s	13,655	4,461,225

		11,151,960

Health Care — 12.4%
Abbott Laboratories	50,000	6,004,000
Boston Scientific *	135,000	5,886,000
Danaher	27,000	6,856,380
Edwards Lifesciences *	36,000	3,438,720
Eli Lilly and	28,000	5,117,560
Humana	11,500	5,120,260
Merck	45,000	3,352,500
Seagen *	20,000	2,875,200
UnitedHealth Group	17,800	7,098,640
Vertex Pharmaceuticals *	18,500	4,036,700
Zoetis, Cl A	21,235	3,674,292

		53,460,252

Industrials — 3.4%
Canadian Pacific Railway	13,040	4,865,615
Fortive	32,000	2,266,240
Uber Technologies *	40,000	2,190,800
Union Pacific	24,000	5,330,160

		14,652,815

Information Technology — 41.7%
Adobe *	19,750	10,039,715
Advanced Micro Devices *	15,000	1,224,300
Apple	233,584	30,706,953
Autodesk *	10,000	2,919,100
Global Payments	11,000	2,360,930
Marvell Technology	104,535	4,726,027
Mastercard, Cl A	39,910	15,248,015
Microsoft	169,750	42,807,555
NVIDIA	15,500	9,305,890
PayPal Holdings *	50,520	13,250,891
QUALCOMM	29,500	4,094,600
salesforce.com *	48,135	11,086,453
ServiceNow *	16,000	8,101,920
Twilio, Cl A *	11,000	4,045,800
Visa, Cl A	65,600	15,321,536

Description	Shares	Value
Workday, Cl A *	17,500	$4,322,500

		179,562,185

Materials — 1.2%
Sherwin-Williams	19,500	5,340,465

Real Estate — 0.5%
American Tower ‡	8,500	2,165,545

Telecommunication Services — 2.2%
Match Group *	15,000	2,334,450
Pinterest, Cl A *	20,000	1,327,400
Roku, Cl A *	5,000	1,714,850
Snap, Cl A *	67,500	4,172,850

		9,549,550

Total Common Stock (Cost $170,525,734)		427,587,881

Total Investments — 99.2% (Cost $170,525,734)		$427,587,881

Percentages are based on Net Assets of $431,146,467.

*	Non-income producing security.
§	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
‡	Real Estate Investment Trust

Cl — Class

As of April 30, 2021, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2021, there have been no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

FIA-QH-001-2700

FROST FAMILY OF FUNDS	FROST TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS	APRIL 30, 2021 (Unaudited)

Description	Face Amount	Value

U.S. TREASURY OBLIGATIONS — 21.3%
U.S. Treasury Bills
0.076%, 02/24/22 (A)(B)	$5,000,000	$4,998,598
0.063%, 01/27/22 (A)(B)	5,000,000	4,998,674
U.S. Treasury Bonds
2.393%, 11/15/50 (C)	5,000,000	2,493,821
1.875%, 02/15/41	20,000,000	19,012,500
1.375%, 11/15/40	30,000,000	26,118,750
1.250%, 05/15/50	25,000,000	19,363,281
U.S. Treasury Inflationary Protection Securities
1.000%, 02/15/46 to 02/15/48	17,325,920	21,768,886
0.875%, 01/15/29	31,248,900	36,257,675
U.S. Treasury Notes
2.875%, 05/15/28	200,000,000	221,070,312
2.375%, 05/15/29	17,000,000	18,191,328
1.500%, 08/15/26	15,000,000	15,432,422
1.250%, 03/31/28 to 04/30/28	30,000,000	29,873,437
1.125%, 02/15/31	65,000,000	62,034,375
0.875%, 11/15/30	25,000,000	23,363,281
0.125%, 08/31/22 to 11/30/22	116,000,000	116,018,828
0.070%, VAR US Treasury 3 Month Bill Money Market Yield+0.055%, 10/31/22	35,000,000	35,017,534

Total U.S. Treasury Obligations (Cost $633,856,012)		656,013,702

CORPORATE OBLIGATIONS — 20.0%

Communication Services — 0.6%
Telecom Argentina
8.500%, 08/06/25 (D)	5,000,000	4,592,900
T-Mobile USA
2.625%, 02/15/29	2,000,000	1,948,250
2.550%, 02/15/31 (D)	13,000,000	12,788,490

		19,329,640

Consumer Discretionary — 5.7%
Carnival
11.500%, 04/01/23 (D)	2,500,000	2,873,000
Choice Hotels International
3.700%, 01/15/31	3,000,000	3,176,940
3.700%, 12/01/29	8,000,000	8,497,680
Expedia
3.800%, 02/15/28	5,915,000	6,340,676
Expedia Group
4.625%, 08/01/27 (D)	5,000,000	5,621,754
Ford Motor
9.625%, 04/22/30	5,750,000	8,064,375
5.291%, 12/08/46	5,500,000	5,790,950
4.346%, 12/08/26	17,033,000	18,123,197
GameStop
10.000%, 03/15/23 (D)	1,150,000	1,243,725
General Motors Financial
5.200%, 03/20/23	4,000,000	4,332,004
Jaguar Land Rover Automotive
4.500%, 10/01/27 (D)	6,000,000	5,723,940
Macy’s
8.375%, 06/15/25 (D)	7,000,000	7,722,610
Macy’s Retail Holdings
5.875%, 04/01/29 (D)	1,000,000	1,026,200

Description	Face Amount	Value

Marriott International
3.500%, 10/15/32	$3,000,000	$3,118,793
2.850%, 04/15/31	3,000,000	2,980,344
Mohawk Industries
3.625%, 05/15/30	13,000,000	14,059,574
QVC
4.850%, 04/01/24	4,500,000	4,876,875
4.750%, 02/15/27	4,000,000	4,220,000
Scientific Games International
8.625%, 07/01/25 (D)	5,750,000	6,288,660
Sodexo
2.718%, 04/16/31 (D)	20,000,000	19,853,543
STL Holding
7.500%, 02/15/26 (D)	12,500,000	13,078,125
TJX
3.875%, 04/15/30	5,000,000	5,624,890
TransJamaican Highway
5.750%, 10/10/36 (D)	1,491,297	1,483,840
Under Armour
3.250%, 06/15/26	3,200,000	3,246,096
VistaJet Malta Finance
10.500%, 06/01/24 (D)	16,799,000	18,100,922

		175,468,713

Energy — 4.7%
Antero Midstream Partners
7.875%, 05/15/26 (D)	4,000,000	4,360,000
5.750%, 01/15/28 (D)	15,000,000	15,285,150
Apache
7.750%, 12/15/29	4,138,000	4,847,874
Baytex Energy
8.750%, 04/01/27 (D)	1,795,000	1,660,375
Diamondback Energy
3.125%, 03/24/31	2,000,000	2,018,840
Exxon Mobil
3.482%, 03/19/30	2,000,000	2,187,026
Intesa Sanpaolo
4.000%, 09/23/29 (D)	5,000,000	5,429,643
Marathon Oil
4.400%, 07/15/27	3,000,000	3,344,899
New England Power
2.807%, 10/06/50 (D)	5,000,000	4,460,373
Noble Holdings International Ltd. (F)
11.000%, 02/15/28	1,893,334	2,035,334
11.000%, 02/15/28	869,000	934,175
NuStar Logistics
6.000%, 06/01/26	1,000,000	1,083,750
Petroleos Mexicanos
6.840%, 01/23/30	4,000,000	4,110,000
5.350%, 02/12/28	7,000,000	6,876,800
Seadrill New Finance
12.000%, 07/15/25	13,575,356	8,145,214
12.000%, 07/15/25 (F)	65,338,161	39,202,896
Talen Energy Supply
7.250%, 05/15/27 (D)	1,500,000	1,541,250
Tallgrass Energy Partners
6.000%, 03/01/27 (D)	1,000,000	1,014,700
Tiger Holdco Pte
13.000%, 06/10/23 (D)	16,000,000	16,089,936
Transocean
11.500%, 01/30/27 (D)	22,118,000	21,233,280

FROST FAMILY OF FUNDS	FROST TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS	APRIL 30, 2021 (Unaudited)

Description	Face Amount	Value

Weatherford International
11.000%, 12/01/24 (D)	$584,000	$576,700

		146,438,215

Financials — 3.4%
Aflac
3.600%, 04/01/30	5,000,000	5,527,950
Athene Holding
6.150%, 04/03/30	10,000,000	12,388,294
BAC Capital Trust XIV
5.630%, VAR ICE LIBOR USD 3 Month+0.400%, 03/15/12	6,870,000	6,827,063
BankUnited
5.125%, 06/11/30	9,450,000	10,717,949
Barclays MTN
4.972%, VAR ICE LIBOR USD 3 Month+1.902%, 05/16/29	2,000,000	2,317,086
Capital One Financial
3.800%, 01/31/28	5,000,000	5,560,330
Chubb INA Holdings
1.375%, 09/15/30	5,000,000	4,641,258
Credit Suisse Group
5.100%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.293%, 07/24/69	10,000,000	10,025,350
Enova International
8.500%, 09/15/25 (D)	12,557,000	13,059,280
Farmers Exchange Capital
7.050%, 07/15/28 (D)	6,075,000	7,451,362
Genworth Holdings
7.625%, 09/24/21	2,000,000	2,035,000
Huntington Bancshares
2.550%, 02/04/30	3,000,000	3,043,501
Nasdaq
1.650%, 01/15/31	5,000,000	4,628,692
Navient
5.000%, 03/15/27	1,000,000	1,007,500
Raymond James Financial
3.750%, 04/01/51	3,000,000	3,200,626
Societe Generale
5.000%, 01/17/24 (D)	4,025,000	4,392,081
Wachovia
6.605%, 10/01/25	5,650,000	6,843,110

		103,666,432

Industrials — 2.1%
American Airlines Group
11.750%, 07/15/25 (D)	5,000,000	6,262,500
3.750%, 03/01/25 (D)	10,000,000	8,787,500
Boeing
2.950%, 02/01/30	3,344,000	3,354,141
2.850%, 10/30/24	1,625,000	1,699,365
Burlington Northern Santa Fe
7.290%, 06/01/36	5,000,000	7,488,190
Carrier Global
2.700%, 02/15/31	2,000,000	2,020,278
Equifax
3.100%, 05/15/30	3,000,000	3,149,702
FedEx
3.100%, 08/05/29	5,000,000	5,324,456
Flowserve
4.000%, 11/15/23	1,000,000	1,063,026
3.500%, 10/01/30	4,000,000	4,140,575

Description	Face Amount	Value

General Electric MTN
5.875%, 01/14/38	$4,377,000	$5,724,192
Great Lakes Dredge & Dock
8.000%, 05/15/22	1,913,000	1,917,553
RR Donnelley & Sons
6.125%, 11/01/26 (D)	1,000,000	1,032,200
Teekay
9.250%, 11/15/22 (D)	13,750,000	14,025,000

		65,988,678

Information Technology — 2.7%
Amkor Technology
6.625%, 09/15/27 (D)	1,900,000	2,045,103
Avaya
6.125%, 09/15/28 (D)	4,000,000	4,250,000
Castle US Holding
9.500%, 02/15/28 (D)	1,000,000	1,029,480
Citrix Systems
3.300%, 03/01/30	6,000,000	6,263,948
Diebold Nixdorf
9.375%, 07/15/25 (D)	500,000	556,875
8.500%, 04/15/24	26,371,000	26,931,384
Jabil
3.600%, 01/15/30	4,496,000	4,853,200
Juniper Networks
3.750%, 08/15/29	10,000,000	10,894,525
Motorola Solutions
4.600%, 05/23/29	21,435,000	24,621,304
QUALCOMM
2.150%, 05/20/30	3,000,000	3,002,780

		84,448,599

Materials — 0.1%
Cleveland-Cliffs
6.750%, 03/15/26 (D)	1,500,000	1,627,500
Nacional del Cobre de Chile
3.150%, 01/15/51 (D)	500,000	460,395

		2,087,895

Real Estate — 0.1%
Brookfield Property
5.750%, 05/15/26 ‡(D)	2,000,000	2,090,000

Utilities — 0.6%
Georgia Power
3.250%, 03/15/51	8,000,000	7,770,964
Pacific Gas and Electric
4.500%, 07/01/40	5,000,000	5,024,363
3.750%, 08/15/42	5,000,000	4,510,334

		17,305,661

Total Corporate Obligations (Cost $597,878,475)		616,823,833

COLLATERALIZED LOAN OBLIGATIONS — 19.5%

Collateralized Loan Obligation — 19.5%
Apidos CLO XI, Ser 2021-11A, Cl CR3
2.167%, VAR ICE LIBOR USD 3 Month+2.000%, 04/17/34 (D)	13,750,000	13,743,125
Apidos CLO XI, Ser 2021-11A, Cl ER3
0.232%, VAR ICE LIBOR USD 3 Month+6.570%, 04/17/34 (D)	5,000,000	4,849,495

FROST FAMILY OF FUNDS	FROST TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS	APRIL 30, 2021 (Unaudited)

Description	Face Amount	Value

Apidos Funding RR Subsidiary, Ser 2018- 12RR, Cl A
1.714%, VAR ICE LIBOR USD 3 Month+1.530%, 04/15/31 (D)	$3,000,000	$3,026,850
Apidos XXVIII, Ser 2017-28A, Cl A2
1.588%, VAR ICE LIBOR USD 3 Month+1.400%, 01/20/31 (D)	15,000,000	14,992,470
Avery Point IV, Ser 2017-1A, Cl BR
1.776%, VAR ICE LIBOR USD 3 Month+1.600%, 04/25/26 (D)	3,287,735	3,291,930
Battalion Clo 17, Ser 2021-17A, Cl B
1.790%, VAR ICE LIBOR USD 3 Month+1.600%, 03/09/34 (D)	5,000,000	4,997,445
BCC Funding XVI, Ser 2019-1A, Cl B
2.640%, 09/20/24 (D)	6,000,000	6,062,816
BCC Funding XVI, Ser 2019-1A, Cl C
2.950%, 09/20/24 (D)	500,000	503,633
BCC Middle Market, Ser 2018-1A, Cl A1A
1.738%, VAR ICE LIBOR USD 3 Month+1.550%, 10/20/30 (D)	21,000,000	20,852,223
Benefit Street Partners CLO III, Ser 2021- IIIA, Cl BR2
%, VAR ICE LIBOR USD 3 Month+2.400%, 07/20/29 (D)	15,000,000	15,000,000
Benefit Street Partners CLO IV, Ser 2021-IVA, Cl A2AR
1.738%, VAR ICE LIBOR USD 3 Month+1.550%, 01/20/32 (D)	8,750,000	8,745,599
Benefit Street Partners III, Ser 2017-IIIA, Cl DR
6.788%, VAR ICE LIBOR USD 3 Month+6.600%, 07/20/29 (D)	5,000,000	4,650,410
Benefit Street Partners VIII, Ser 2018-8A, Cl A1AR
1.288%, VAR ICE LIBOR USD 3 Month+1.100%, 01/20/31 (D)	5,450,000	5,448,632
BlueMountain, Ser 2019-2A, Cl A2R
1.982%, VAR ICE LIBOR USD 3 Month+1.800%, 08/20/32 (D)	23,000,000	23,048,990
Carlyle Global Market Strategies, Ser 2018-1A, Cl CR2
1.990%, VAR ICE LIBOR USD 3 Month+1.800%, 04/17/31 (D)	4,500,000	4,479,673
Carlyle Global Market Strategies, Ser 2018-3A, Cl A1A2
1.366%, VAR ICE LIBOR USD 3 Month+1.180%, 01/14/32 (D)	24,855,641	24,341,850
Carlyle Global Market Strategies, Ser 2018-3A, Cl A2A2
2.036%, VAR ICE LIBOR USD 3 Month+1.850%, 01/14/32 (D)	7,000,000	7,065,023
Carlyle Global Market Strategies, Ser 2018-3RA, Cl A1A
1.231%, VAR ICE LIBOR USD 3 Month+1.050%, 07/27/31 (D)	14,877,491	14,889,735
Carlyle Global Market Strategies, Ser 2018-3RA, Cl A2
1.731%, VAR ICE LIBOR USD 3 Month+1.550%, 07/27/31 (D)	9,000,000	8,985,600

Description	Face Amount	Value

Carlyle Global Market Strategies, Ser 2018-5A, Cl A1RR
1.324%, VAR ICE LIBOR USD 3 Month+1.140%, 07/15/31 (D)	$15,834,091	$15,864,160
Carlyle Global Market Strategies, Ser 2019-2A, Cl A2A
1.934%, VAR ICE LIBOR USD 3 Month+1.750%, 07/15/32 (D)	10,000,000	10,002,940
CIFC Funding, Ser 2018-1A, Cl A
1.190%, VAR ICE LIBOR USD 3 Month+1.000%, 04/18/31 (D)	10,000,000	9,990,670
CIFC Funding, Ser 2018-1A, Cl C
1.940%, VAR ICE LIBOR USD 3 Month+1.750%, 04/18/31 (D)	2,000,000	1,993,430
Dryden 68, Ser 2019-68A, Cl B
1.924%, VAR ICE LIBOR USD 3 Month+1.740%, 07/15/32 (D)	11,750,000	11,754,864
Fortress Credit Opportunities IX, Ser 2017- 9A, Cl A1T
1.744%, VAR ICE LIBOR USD 3 Month+1.550%, 11/15/29 (D)	21,000,000	20,964,909
Galaxy XXI, Ser 2015-21A, Cl AR
1.208%, VAR ICE LIBOR USD 3 Month+1.020%, 04/20/31 (D)	5,000,000	5,003,855
GoldenTree Credit Opportunities Financing, Ser 2018-1A, Cl A1R
1.864%, VAR ICE LIBOR USD 3 Month+1.680%, 06/15/34 (D)	15,000,000	14,817,255
Golub Capital Partners CLO, Ser 2021- 19RA, Cl B1R2
1.736%, VAR ICE LIBOR USD 3 Month+1.550%, 04/20/34 (D)	20,000,000	19,989,940
Golub Capital Partners, Ser 2017-17A, Cl A1R
1.826%, VAR ICE LIBOR USD 3 Month+1.650%, 10/25/30 (D)	9,000,000	8,975,754
Golub Capital Partners, Ser 2017-21A, Cl AR
1.646%, VAR ICE LIBOR USD 3 Month+1.470%, 01/25/31 (D)	11,000,000	10,913,991
Golub Capital Partners, Ser 2017-21A, Cl CR
2.626%, VAR ICE LIBOR USD 3 Month+2.450%, 01/25/31 (D)	2,000,000	1,948,804
Golub Capital Partners, Ser 2017-22A, Cl AR
1.368%, VAR ICE LIBOR USD 3 Month+1.180%, 01/20/31 (D)	9,000,000	9,006,354
Golub Capital Partners, Ser 2017-23A, Cl AR
1.388%, VAR ICE LIBOR USD 3 Month+1.200%, 01/20/31 (D)	20,000,000	19,930,800
Golub Capital Partners, Ser 2017-23A, Cl BR
1.738%, VAR ICE LIBOR USD 3 Month+1.550%, 01/20/31 (D)	4,000,000	4,036,984
Golub Capital Partners, Ser 2017-24A, Cl AR
1.776%, VAR ICE LIBOR USD 3 Month+1.600%, 11/05/29 (D)	9,500,000	9,497,691

FROST FAMILY OF FUNDS	FROST TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS	APRIL 30, 2021 (Unaudited)

Description	Face Amount	Value

Golub Capital Partners, Ser 2017-24A, Cl DR
4.076%, VAR ICE LIBOR USD 3 Month+3.900%, 11/05/29 (D)	$3,000,000	$2,976,579
Golub Capital Partners, Ser 2018-26A, Cl BR
1.738%, VAR ICE LIBOR USD 3 Month+1.550%, 04/20/31 (D)	12,000,000	11,940,216
Golub Capital Partners, Ser 2018-36A, Cl A
1.476%, VAR ICE LIBOR USD 3 Month+1.300%, 02/05/31 (D)	11,000,000	10,922,593
Golub Capital Partners, Ser 2019-34A, Cl AR
1.895%, VAR ICE LIBOR USD 3 Month+1.700%, 03/14/31 (D)	7,000,000	6,955,669
LCM Loan Income Fund I Income Note Issuer, Ser 2018-27A, Cl A1
1.264%, VAR ICE LIBOR USD 3 Month+1.080%, 07/16/31 (D)	13,000,000	12,992,291
MCF IV, Ser 2017-1A, Cl AR
1.738%, VAR ICE LIBOR USD 3 Month+1.550%, 10/20/29 (D)	10,000,000	9,946,910
MCF IV, Ser 2017-1A, Cl CR
2.838%, VAR ICE LIBOR USD 3 Month+2.650%, 10/20/29 (D)	3,000,000	2,962,755
NewStar Berkeley Fund, Ser 2019-1A, Cl AR
1.776%, VAR ICE LIBOR USD 3 Month+1.600%, 10/25/28 (D)	3,388,936	3,376,225
NXT Capital, Ser 2017-1A, Cl A
1.888%, VAR ICE LIBOR USD 3 Month+1.700%, 04/20/29 (D)	9,000,000	8,997,750
NXT Capital, Ser 2020-1A, Cl B
2.588%, VAR ICE LIBOR USD 3 Month+2.400%, 01/20/31 (D)	2,250,000	2,249,406
Oak Hill Credit Partners X-R, Ser 2021-10RA, Cl BR
1.738%, VAR ICE LIBOR USD 3 Month+1.550%, 04/20/34 (D)	8,000,000	7,995,976
Oak Hill Credit Partners X-R, Ser 2021-10RA, Cl CR
2.188%, VAR ICE LIBOR USD 3 Month+2.000%, 04/20/34 (D)	5,100,000	5,097,430
Oaktree EIF II, Ser 2017-IIIA, Cl A2
1.640%, VAR ICE LIBOR USD 3 Month+1.450%, 07/17/29 (D)	7,250,000	7,248,173
Oaktree, Ser 2019-3A, Cl B
2.188%, VAR ICE LIBOR USD 3 Month+2.000%, 07/20/31 (D)	13,500,000	13,534,182
Oaktree, Ser 2019-4A, Cl B
2.188%, VAR ICE LIBOR USD 3 Month+2.000%, 10/20/32 (D)	25,000,000	25,077,300
Octagon Investment Partners XX, Ser 2019-4A, Cl B
2.101%, VAR ICE LIBOR USD 3 Month+1.900%, 05/12/31 (D)	9,500,000	9,528,927
OHA Credit Funding 7, Ser 2020-7A, Cl A
1.440%, VAR ICE LIBOR USD 3 Month+1.250%, 10/19/32 (D)	17,000,000	17,015,470
OHA Credit Funding 7, Ser 2020-7A, Cl E
7.440%, VAR ICE LIBOR USD 3 Month+7.250%, 10/19/32 (D)	2,500,000	2,498,762

Description	Face Amount	Value

OZLM Funding IV, Ser 2017-4A, Cl A2R
1.884%, VAR ICE LIBOR USD 3 Month+1.700%, 10/22/30 (D)	$5,000,000	$4,995,130
RCO V Mortgage, Ser 2019-2, Cl A1
3.475%, 11/25/24 (D)	7,867,488	7,882,390
Sudbury Mill, Ser 2013-1A, Cl E
4.940%, VAR ICE LIBOR USD 3 Month+4.750%, 01/17/26 (D)	1,500,000	1,341,454
Thayer Park CLO, Ser 2021-1A, Cl A2AR
1.588%, VAR ICE LIBOR USD 3 Month+1.400%, 04/20/34 (D)	9,250,000	9,245,357
Thayer Park CLO, Ser 2021-1A, Cl BR
1.988%, VAR ICE LIBOR USD 3 Month+1.800%, 04/20/34 (D)	9,500,000	9,495,222
Venture XIX, Ser 2018-19A, Cl ARR
1.444%, VAR ICE LIBOR USD 3 Month+1.260%, 01/15/32 (D)	19,250,000	19,305,748
Venture, Ser 2019-37A, Cl BN
2.084%, VAR ICE LIBOR USD 3 Month+1.900%, 07/15/32 (D)	10,000,000	10,017,340
Zais, Ser 2017-1A, Cl A2
1.684%, VAR ICE LIBOR USD 3 Month+1.500%, 07/15/29 (D)	11,250,000	11,087,460
Zais, Ser 2018-1A, Cl B
1.634%, VAR ICE LIBOR USD 3 Month+1.450%, 04/15/29 (D)	5,000,000	4,856,460

Total Collateralized Loan Obligations (Cost $604,050,766)		603,211,075

MORTGAGE-BACKED SECURITIES — 17.8%

Agency Mortgage-Backed Obligation — 3.8%
FHLMC
3.060%, VAR ICE LIBOR USD 12 Month+1.620%, 01/01/45	4,229,262	4,422,573
2.363%, VAR ICE LIBOR USD 12 Month+1.650%, 06/01/43	4,586,536	4,758,752
FHLMC REMIC, Ser 2011-3898, Cl FC
0.625%, VAR LIBOR USD 1 Month+0.510%, 11/15/36	1,656,699	1,682,922
FHLMC, Ser 2012-293, Cl IO, IO
4.000%, 11/15/32	971,939	113,274
FHLMC, Ser 2012-3996, Cl QL
4.000%, 02/15/42	7,804,925	8,782,054
FHLMC, Ser 2012-4029, Cl LI, IO
3.000%, 01/15/27	3,703,768	159,572
FHLMC, Ser 2012-4054, Cl HI, IO
3.000%, 05/15/26	1,363,813	21,331
FHLMC, Ser 2012-4077, Cl AI, IO
3.000%, 01/15/27	4,981,025	174,273
FHLMC, Ser 2012-4106, Cl YI, IO
2.500%, 09/15/27	2,501,507	136,456
FHLMC, Ser 2012-4116, Cl MI, IO
4.000%, 10/15/42	20,458,476	2,740,679
FHLMC, Ser 2012-4116, Cl PI, IO
4.000%, 10/15/42	6,569,304	1,240,917
FHLMC, Ser 2012-4134, Cl BI, IO
2.500%, 11/15/27	6,795,263	364,582
FHLMC, Ser 2012-4136, Cl PI, IO
3.000%, 11/15/32	13,443,744	1,474,509
FHLMC, Ser 2012-4148, Cl LI, IO
2.500%, 12/15/27	4,377,840	239,107

FROST FAMILY OF FUNDS	FROST TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS	APRIL 30, 2021 (Unaudited)

Description	Face Amount	Value

FHLMC, Ser 2013-4213, Cl IG, IO
4.000%, 06/15/43	$10,593,196	$1,281,217
FHLMC, Ser 2014-4349, Cl KI, IO
3.000%, 04/15/33	7,332,560	506,648
FHLMC, Ser 2015-4457, Cl EI, IO
3.500%, 02/15/45	645,924	47,881
FHLMC, Ser 2017-4655, Cl HA
3.500%, 01/15/42	675,975	676,426
FHLMC, Ser 2017-4662, Cl VC
3.500%, 08/15/35	5,000,000	5,125,303
FHLMC, Ser 2017-4671, Cl ME
3.000%, 02/15/43	3,290,579	3,328,512
FHLMC, Ser 2017-4675, Cl VE
3.500%, 08/15/37	4,707,000	5,054,642
FHLMC, Ser 2019-4908, Cl AS, IO
5.994%, VAR ICE LIBOR USD 1 Month+6.100%, 01/25/45	16,069,103	3,219,237
FNMA
5.500%, 05/01/44	5,569,056	6,469,887
4.500%, 08/01/41	3,896,620	4,397,411
4.000%, 03/01/47	1,032,590	1,128,304
3.234%, VAR ICE LIBOR USD 12 Month+1.745%, 02/01/42	2,251,422	2,382,951
3.000%, 10/01/32 to 01/01/50	10,257,065	10,896,302
2.862%, VAR ICE LIBOR USD 12 Month+1.700%, 10/01/42	1,839,208	1,952,906
2.710%, 08/01/23	257,579	267,507
2.250%, 10/30/24	10,000,000	10,633,549
FNMA REMIC, Ser 2017-52, Cl DI, IO
4.500%, 07/25/47	11,488,481	1,602,929
FNMA STRIPS, Ser 2009-397, Cl 2, IO
5.000%, 09/25/39	1,804,147	299,904
FNMA STRIPS, Ser 2009-400, Cl 2, IO
4.500%, 11/25/39	1,401,771	218,584
FNMA STRIPS, Ser 2010-404, Cl 2, IO
4.500%, 05/25/40	2,582,556	473,974
FNMA STRIPS, Ser 2010-405, Cl 2, IO
4.000%, 10/25/40	1,757,689	223,008
FNMA STRIPS, Ser 2011-407, Cl 2, IO
4.000%, 03/25/41	2,656,925	392,490
FNMA, Ser 2011-103, Cl GI, IO
3.500%, 10/25/26	1,734,506	83,873
FNMA, Ser 2011-146, Cl AY
3.500%, 01/25/32	3,674,864	3,936,463
FNMA, Ser 2012-31, Cl LI, IO
4.000%, 07/25/40	1,688,945	52,819
FNMA, Ser 2012-410, Cl C5, IO
3.500%, 05/25/27	6,339,923	338,439
FNMA, Ser 2012-61, Cl KI, IO
4.000%, 12/25/41	6,947,841	592,807
FNMA, Ser 2012-68, Cl GY
3.000%, 07/25/32	5,000,000	5,416,392
FNMA, Ser 2013-104, Cl TI, IO
3.000%, 08/25/32	3,139,482	129,295
FNMA, Ser 2013-36, Cl MH
2.500%, 12/25/36	3,988,458	4,062,071
FNMA, Ser 2014-40, Cl GI, IO
3.000%, 06/25/33	7,054,871	715,034
FNMA, Ser 2014-59, Cl CI, IO
3.000%, 08/25/40	734,787	9,876
FNMA, Ser 2015-421, Cl C1, IO
3.000%, 05/25/30	4,395,873	381,566

Description	Face Amount	Value

FNMA, Ser 2017-4, Cl VD
3.500%, 06/25/37	$7,596,608	$7,641,991
FNMA, Ser 2017-53, Cl KA
3.500%, 12/25/43	1,117,867	1,128,638
FNMA, Ser 2019-44, Cl CI, IO
4.000%, 08/25/59	9,522,644	1,834,760
FNMA, Ser 2019-44, Cl PI, IO
4.000%, 08/25/49	10,610,099	1,260,511
GNMA REMIC, Ser 2011-125, Cl BI, IO
4.000%, 12/20/30	2,106,789	24,557
GNMA, Ser 2013-170, Cl QI, IO
5.500%, 11/20/43 (E)	11,755,423	2,299,337
GNMA, Ser 2013-42, Cl MI, IO
3.500%, 04/20/41	1,895,691	79,155
GNMA, Ser 2013-62, Cl NI, IO
4.000%, 08/20/40	4,982,070	418,091
GNMA, Ser 2014-32, Cl CI, IO
4.000%, 03/20/43	3,394,898	318,484
GNMA, Ser 2014-44, Cl IO, IO
4.000%, 11/16/26	6,613,579	400,911
GNMA, Ser 2015-17, Cl JI, IO
3.500%, 05/20/28	6,133,191	333,551
GNMA, Ser 2017-137, Cl DI, IO
3.000%, 02/20/47	3,360,367	77,589

		118,426,783

Commercial Mortgage-Backed Obligation — 11.7%
280 Park Avenue Mortgage Trust, Ser 201- 280P, Cl F
2.942%, VAR ICE LIBOR USD 1 Month+2.827%, 09/15/34 (D)	12,500,000	12,186,434
Banc of America Commercial Mortgage Trust, Ser 2008-1, Cl AJ
6.786%, 02/10/51 (E)	240,943	242,116
Banc of America Commercial Mortgage Trust, Ser 2008-1, Cl B
6.786%, 02/10/51 (D)(E)	4,925,000	4,326,120
BANK, Ser 2018-BN10, Cl A5
3.688%, 02/15/61	10,000,000	11,115,515
BANK, Ser 2018-BN14, Cl A3
3.966%, 09/15/60	10,000,000	11,184,102
Bear Stearns Commercial Mortgage Securities Trust, Ser 2007-T26, Cl AJ
5.541%, 01/12/45 (E)	14,150,000	11,565,345
Benchmark Mortgage Trust, Ser 2020-B18, Cl E
2.250%, 07/15/53 (D)	8,000,000	6,452,242
Benchmark Mortgage Trust, Ser 2020-B21, Cl D
2.000%, 12/17/53 (D)	13,000,000	10,778,023
Benchmark Mortgage Trust, Ser 2020-IG3, Cl A4
2.437%, 09/15/48 (D)	10,000,000	10,186,721
Citigroup Commercial Mortgage Trust, Ser 2015-GC31, Cl C
4.189%, 06/10/48 (E)	5,000,000	5,236,449
Commercial Mortgage Trust, Ser 2012- CR2, Cl C
4.992%, 08/15/45 (E)	1,000,000	996,208
Commercial Mortgage Trust, Ser 2012- CR2, Cl D
4.992%, 08/15/45 (D)(E)	224,200	210,516

FROST FAMILY OF FUNDS	FROST TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS	APRIL 30, 2021 (Unaudited)

Description	Face Amount	Value

Commercial Mortgage Trust, Ser 2014- LC15, Cl D
5.151%, 04/10/47 (D)(E)	$9,500,000	$9,516,122
Commercial Mortgage Trust, Ser 2014- UBS6, Cl C
4.594%, 12/10/47 (E)	4,000,000	4,194,170
Commercial Mortgage Trust, Ser 2015- DC1, Cl D
4.451%, 02/10/48 (D)(E)	9,000,000	7,561,537
Credit Suisse Commercial Mortgage Trust, Ser 2008-C1, Cl D
5.997%, 02/15/41 (D)(E)	4,107,435	235,767
Credit Suisse First Boston Mortgage Securities, Ser 2005-C2, Cl AMFL
0.366%, VAR ICE LIBOR USD 1 Month+0.250%, 04/15/37	72,362	71,986
Credit Suisse First Boston Mortgage Securities, Ser 2005-C2, Cl AMFX
4.877%, 04/15/37	6,466	6,596
CSAIL Commercial Mortgage Trust, Ser 2019-C15, Cl A4
4.053%, 03/15/52	10,000,000	11,303,138
CSMC Trust, Ser 2019-AFC1, Cl A1
2.573%, 07/25/49 (D)	8,370,140	8,495,962
DROP Mortgage Trust, Ser 2021-FILE, Cl D
2.860%, VAR ICE LIBOR USD 1 Month+2.750%, 04/15/26 (D)	15,000,000	15,009,367
FHLMC Military Housing Bonds Resecuritization Trust Certificates, Ser 2015-R1, Cl C3
5.938%, 11/25/52 (D)(E)	36,358,811	36,193,117
FNMA, Ser 2020-44, Cl MI, IO
2.500%, 01/25/57	15,908,054	2,141,273
Fontainebleau Miami Beach Trust, Ser 2019-FBLU, Cl A
3.144%, 12/10/36 (D)	10,000,000	10,525,095
FREMF Mortgage Trust, Ser 2015-K721, Cl C
3.673%, 11/25/47 (D)(E)	14,000,000	14,445,770
FREMF Mortgage Trust, Ser 2016-K54, Cl C
4.189%, 04/25/48 (D)(E)	5,000,000	5,377,243
FREMF Mortgage Trust, Ser 2016-K57, Cl C
4.050%, 08/25/49 (D)(E)	8,840,000	9,416,020
FREMF Mortgage Trust, Ser 2017-K67, Cl B
4.079%, 09/25/49 (D)(E)	2,000,000	2,183,129
FREMF Mortgage Trust, Ser 2017-K70, Cl B
3.934%, 12/25/49 (D)(E)	3,403,000	3,698,105
GNMA, Ser 2015-103, Cl CI, IO
4.000%, 07/20/45	23,159,997	2,737,898
GNMA, Ser 2016-99, Cl ID, IO
4.500%, 04/16/44	20,699,159	4,745,951
GNMA, Ser 2019-137, Cl GI, IO
4.000%, 11/20/49	45,215,420	6,503,506
GNMA, Ser 2020-189, Cl IJ, IO
2.500%, 12/20/50	27,880,479	3,443,841
GNMA, Ser 2020-191, Cl CT
1.250%, 12/20/50	4,927,008	4,808,879
GNMA, Ser 2021-8, Cl IG, IO
2.500%, 01/20/51	33,865,145	3,928,682
GS Mortgage Securities Trust, Ser 2017- G5, Cl AS
3.826%, 03/10/50 (E)	3,500,000	3,831,384

Description	Face Amount	Value

GS Mortgage Securities Trust, Ser 2018- GS9, Cl A4
3.992%, 03/10/51 (E)	$10,000,000	$11,273,828
Hudson Yards Mortgage Trust, Ser 2019- 30HY, Cl B
3.380%, 07/10/39 (D)(E)	2,500,000	2,669,572
Impact Funding, Ser 2001-AA, Cl D
4.713%, 07/25/33 (D)(E)	45,464	45,314
JPMDB Commercial Mortgage Securities Trust, Ser 2016-C2, Cl C
3.502%, 06/15/49 (E)	4,328,000	3,999,539
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP9, Cl AMS
5.337%, 05/15/47	2,179,218	1,834,620
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD12, Cl AJ
6.714%, 02/15/51 (E)	1,907,152	1,757,956
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD12, Cl J
5.994%, 02/15/51 (D)(E)(F)(G)	1,000,000	—
LB-UBS Commercial Mortgage Trust, Ser 2007-C6, Cl AJ
6.444%, 07/15/40 (E)	198,415	198,970
LStar Commercial Mortgage Trust, Ser 2016-4, Cl AS
3.188%, 03/10/49 (D)	3,000,000	3,103,646
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C29, Cl C
4.903%, 05/15/49 (E)	2,413,000	2,535,991
Morgan Stanley Capital I, Ser 2007-T25, Cl AJ
5.574%, 11/12/49 (E)	113,842	89,798
Morgan Stanley Capital I, Ser 2007-T27, Cl B
6.215%, 06/11/42 (D)(E)	500,000	512,614
Pretium Mortgage Credit Partners I, Ser 2021-NPL1, Cl A2
4.213%, 09/27/60 (D)	9,000,000	8,992,247
UBS Commercial Mortgage Trust, Ser 2012-C1, Cl C
5.754%, 05/10/45 (D)(E)	9,160,000	9,302,010
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl D
5.044%, 05/10/63 (D)(E)	7,245,000	3,860,116
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl E
5.044%, 05/10/63 (D)(E)	15,614,806	3,903,702
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl C
5.199%, 08/10/49 (D)(E)	3,000,000	3,117,812
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl D
4.617%, 12/10/45 (D)(E)	13,624,000	9,664,966
Wells Fargo Commercial Mortgage Trust, Ser 2016-C32, Cl C
4.871%, 01/15/59 (E)	5,000,000	5,283,562
Wells Fargo Commercial Mortgage Trust, Ser 2016-C32, Cl D
3.788%, 01/15/59 (D)(E)	2,000,000	1,949,570
Wells Fargo Commercial Mortgage Trust, Ser 2016-C34, Cl B
4.089%, 06/15/49	5,000,000	5,190,613

FROST FAMILY OF FUNDS	FROST TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS	APRIL 30, 2021 (Unaudited)

Description	Face Amount	Value

Wells Fargo Commercial Mortgage Trust, Ser 2018-AUS, Cl A
4.194%, 08/17/36 (D)(E)	$5,000,000	$5,564,784
Wells Fargo Commercial Mortgage Trust, Ser 2018-C43, Cl A4
4.012%, 03/15/51 (E)	6,000,000	6,766,440
West Town Mall Trust, Ser 2017-KNOX, Cl A
3.823%, 07/05/30 (D)	4,830,469	4,845,663
WFRBS Commercial Mortgage Trust, Ser 2013-UBS1, Cl C
5.208%, 03/15/46 (E)	3,000,000	3,050,975
WFRBS Commercial Mortgage Trust, Ser 2014-C25, Cl D
3.803%, 11/15/47 (D)(E)	7,310,000	6,728,853

		361,097,490

Non-Agency Residential Mortgage-Backed Obligation — 2.3%
Arroyo Mortgage Trust, Ser 2018-1, Cl A1
3.763%, 04/25/48 (D)(E)	8,224,750	8,239,983
Arroyo Mortgage Trust, Ser 2019-2, Cl A2
3.498%, 04/25/49 (D)(E)	6,162,327	6,304,792
Carrington Mortgage Loan Trust, Ser 2007-FRE1, Cl M8
2.461%, VAR ICE LIBOR USD 1 Month+2.250%, 02/25/37 (F)(G)	1,000,000	—
CSAIL Mortgage Trust, Ser 2018-CX11, Cl A5
4.033%, 04/15/51	10,000,000	11,211,366
FirstKey Mortgage Trust, Ser 2015-1, Cl A3
3.500%, 03/25/45 (D)(E)	1,894,432	1,931,795
Galton Funding Mortgage Trust, Ser 2019- 1, Cl A22
4.000%, 02/25/59 (D)(E)	774,894	790,542
Galton Funding Mortgage Trust, Ser 2019- 2, Cl A21
4.000%, 06/25/59 (D)(E)	5,862,043	5,973,260
Homeward Opportunities Fund I Trust, Ser 2019-1, Cl A1
3.454%, 01/25/59 (D)(E)	1,733,326	1,751,235
Homeward Opportunities Fund I Trust, Ser 2019-3, Cl A1
2.675%, 11/25/59 (D)(E)	5,248,110	5,329,530
JPMorgan Mortgage Trust, Ser 2016-4, Cl A3
3.500%, 10/25/46 (D)(E)	664,611	673,590
JPMorgan Mortgage Trust, Ser 2017-1, Cl A3
3.500%, 01/25/47 (E)	185,578	185,767
JPMorgan Mortgage Trust, Ser 2019-1, Cl A3
4.000%, 05/25/49 (D)(E)	1,561,661	1,586,695
PSMC Trust, Ser 2020-2, Cl A2
3.000%, 05/25/50 (D)(E)	2,248,110	2,279,945
Sequoia Mortgage Trust, Ser 2013-4, Cl AIO1, IO
0.887%, 04/25/43 (D)(E)	88,292,318	1,900,342
Sequoia Mortgage Trust, Ser 2017-2, Cl A4
3.500%, 02/25/47 (D)(E)	542,461	543,886
Sequoia Mortgage Trust, Ser 2017-CH1, Cl A2
3.500%, 08/25/47 (D)(E)	611,120	621,667

Description	Face Amount	Value

Sequoia Mortgage Trust, Ser 2018-3, Cl A4
3.500%, 03/25/48 (D)(E)	$32,367	$32,337
Sequoia Mortgage Trust, Ser 2018-CH4, Cl A2
4.000%, 10/25/48 (D)(E)	967,415	978,609
Sequoia Mortgage Trust, Ser 2019-CH1, Cl A1
4.500%, 03/25/49 (D)(E)	1,114,984	1,126,930
Wells Fargo Mortgage Backed Securities Trust, Ser 2019-1, Cl A1
4.000%, 11/25/48 (D)(E)	2,369,761	2,402,337
Wells Fargo Mortgage Backed Securities Trust, Ser 2019-2, Cl A1
4.000%, 04/25/49 (D)(E)	1,742,262	1,759,770
Wells Fargo Mortgage Backed Securities Trust, Ser 2019-3, Cl A1
3.500%, 07/25/49 (D)(E)	3,087,794	3,140,901
Wells Fargo Mortgage Backed Securities Trust, Ser 2020-1, Cl A1
3.000%, 12/25/49 (D)(E)	5,420,385	5,500,392
Wells Fargo Mortgage Backed Securities Trust, Ser 2020-4, Cl A2
2.500%, 07/25/50 (D)(E)	1,238,003	1,264,722
WinWater Mortgage Loan Trust, Ser 2014-1, Cl A1
3.849%, 06/20/44 (D)(E)	1,204,954	1,221,606
WinWater Mortgage Loan Trust, Ser 2014-2, Cl A1
4.000%, 09/20/44 (D)(E)	389,912	406,495
WinWater Mortgage Loan Trust, Ser 2014-3, Cl A3
3.500%, 11/20/44 (D)(E)	799,043	829,182
WinWater Mortgage Loan Trust, Ser 2015-2, Cl A11
3.500%, 02/20/45 (D)(E)	1,039,264	1,078,594
WinWater Mortgage Loan Trust, Ser 2015-3, Cl A3
3.500%, 03/20/45 (D)(E)	1,214,632	1,245,188

		70,311,458

Total Mortgage-Backed Securities (Cost $593,717,363)		549,835,731

ASSET-BACKED SECURITIES — 13.6%

Automotive — 8.9%
American Credit Acceptance Receivables Trust, Ser 2018-3, Cl F
6.440%, 06/12/25 (D)	4,000,000	4,202,114
American Credit Acceptance Receivables Trust, Ser 2020-1, Cl D
2.390%, 03/13/26 (D)	2,000,000	2,056,339
American Credit Acceptance Receivables Trust, Ser 2020-2, Cl E
7.600%, 02/16/27 (D)	13,750,000	15,339,892
American Credit Acceptance Receivables Trust, Ser 2020-3, Cl D
2.400%, 06/15/26 (D)	6,500,000	6,712,845
American Credit Acceptance Receivables Trust, Ser 2020-4, Cl E
3.650%, 12/14/26 (D)	4,000,000	4,172,350
Avid Automobile Receivables Trust, Ser 2019-1, Cl D
4.030%, 07/15/26 (D)	1,300,000	1,321,621

FROST FAMILY OF FUNDS	FROST TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS	APRIL 30, 2021 (Unaudited)

Description	Face Amount	Value

Canadian Pacer Auto Receivables Trust, Ser 2019-1A, Cl A4
2.960%, 06/19/24 (D)	$5,000,000	$5,189,332
CarMax Auto Owner Trust, Ser 2017-3, Cl D
3.460%, 10/16/23	250,000	252,671
CarMax Auto Owner Trust, Ser 2018-1, Cl D
3.370%, 07/15/24	1,485,000	1,517,457
Carmax Auto Owner Trust, Ser 2018-4, Cl D
4.150%, 04/15/25	1,000,000	1,052,487
Carnow Auto Receivables Trust, Ser 2019- 1A, Cl A
2.720%, 11/15/22 (D)	1,886,771	1,892,638
Carvana Auto Receivables Trust, Ser 2019- 1A, Cl E
5.640%, 01/15/26 (D)	8,000,000	8,505,934
Carvana Auto Receivables Trust, Ser 2019- 3A, Cl E
4.600%, 07/15/26 (D)	5,000,000	5,274,748
Carvana Auto Receivables Trust, Ser 2019- 4A, Cl E
4.700%, 10/15/26 (D)	6,000,000	6,325,671
CPS Auto Receivables Trust, Ser 2016-A, Cl F
7.650%, 03/15/23 (D)	10,540,000	10,560,995
CPS Auto Receivables Trust, Ser 2016-B, Cl E
8.140%, 05/15/23 (D)	6,500,000	6,580,666
CPS Auto Receivables Trust, Ser 2016-D, Cl E
6.860%, 04/15/24 (D)	8,000,000	8,211,281
CPS Auto Receivables Trust, Ser 2017-B, Cl D
3.950%, 03/15/23 (D)	794,290	796,129
CPS Auto Receivables Trust, Ser 2019-B, Cl F
7.480%, 06/15/26 (D)	6,055,000	6,294,949
CPS Auto Receivables Trust, Ser 2019-D, Cl D
2.720%, 09/15/25 (D)	3,000,000	3,066,923
CPS Auto Receivables Trust, Ser 2019-D, Cl E
3.860%, 10/15/25 (D)	6,000,000	6,175,695
DT Auto Owner Trust, Ser 2018-3A, Cl D
4.190%, 07/15/24 (D)	10,000,000	10,301,526
DT Auto Owner Trust, Ser 2020-1A, Cl E
3.480%, 02/16/27 (D)	4,500,000	4,649,651
DT Auto Owner Trust, Ser 2020-3A, Cl D
1.840%, 06/15/26 (D)	2,000,000	2,037,124
DT Auto Owner Trust, Ser 2021-1A, Cl E
2.380%, 01/18/28 (D)	1,000,000	995,615
Exeter Automobile Receivables Trust, Ser 2018-1A, Cl D
3.530%, 11/15/23 (D)	5,243,117	5,354,358
Exeter Automobile Receivables Trust, Ser 2020-1A, Cl D
2.730%, 12/15/25 (D)	2,500,000	2,574,764
First Investors Auto Owner Trust, Ser 2019-1A, Cl D
3.550%, 04/15/25 (D)	1,700,000	1,762,142

Description	Face Amount	Value

First Investors Auto Owner Trust, Ser 2020-1A, Cl D
3.150%, 04/15/26 (D)	$4,000,000	$4,159,577
First Investors Auto Owner Trust, Ser 2020-1A, Cl E
4.630%, 06/16/26 (D)	5,510,000	5,834,129
First Investors Auto Owner Trust, Ser 2020-1A, Cl F
7.070%, 06/15/27 (D)	5,300,000	5,861,955
Flagship Credit Auto Trust, Ser 2017-4, Cl C
2.920%, 11/15/23 (D)	3,710,713	3,742,110
Flagship Credit Auto Trust, Ser 2018-3, Cl D
4.150%, 12/16/24 (D)	568,000	596,369
Flagship Credit Auto Trust, Ser 2019-2, Cl D
3.530%, 05/15/25 (D)	5,190,000	5,444,021
Flagship Credit Auto Trust, Ser 2020-1, Cl E
3.520%, 06/15/27 (D)	7,931,000	8,167,203
Flagship Credit Auto Trust, Ser 2020-2, Cl E
8.220%, 09/15/27 (D)	8,000,000	9,357,434
Foursight Capital Automobile Receivables Trust, Ser 2018-2, Cl D
4.330%, 07/15/24 (D)	4,650,000	4,846,996
Foursight Capital Automobile Receivables Trust, Ser 2020-1, Cl E
3.490%, 04/15/26 (D)	1,300,000	1,354,835
Global SC Finance VII Srl, Ser 2020-1A, Cl A
2.170%, 10/17/40 (D)	3,755,830	3,785,943
GLS Auto Receivables Issuer Trust, Ser 2019-3A, Cl D
3.840%, 05/15/26 (D)	6,000,000	6,207,466
GLS Auto Receivables Issuer Trust, Ser 2020-1A, Cl D
3.680%, 11/16/26 (D)	5,000,000	5,155,979
GLS Auto Receivables Issuer Trust, Ser 2020-4A, Cl E
3.510%, 10/15/27 (D)	650,000	670,933
Octane Receivables Trust, Ser 2019-1A, Cl A
3.160%, 09/20/23 (D)	2,933,748	2,963,989
Prestige Auto Receivables Trust, Ser 2019- 1A, Cl C
2.700%, 10/15/24 (D)	6,095,000	6,210,269
Santander Consumer Auto Receivables Trust, Ser 2020-AA, Cl E
7.690%, 05/15/26 (D)	9,006,000	10,137,775
Santander Consumer Auto Receivables Trust, Ser 2020-AA, Cl F
10.120%, 01/16/29 (D)	27,740,000	30,846,481
Santander Consumer Auto Receivables Trust, Ser 2020-BA, Cl F
7.030%, 08/15/28 (D)	6,250,000	6,680,804
Santander Consumer Auto Receivables Trust, Ser 2021-AA, Cl E
3.280%, 03/15/27 (D)	1,000,000	1,016,042
SFS Asset Securitization, Ser 2019-1, Cl A
4.238%, 06/10/25 (D)	11,000,000	11,009,136

FROST FAMILY OF FUNDS	FROST TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS	APRIL 30, 2021 (Unaudited)

Description	Face Amount	Value

Skopos Auto Receivables Trust, Ser 2019-1A, Cl C
3.630%, 09/16/24 (D)	$2,300,000	$2,355,514
United Auto Credit Securitization Trust, Ser 2020-1, Cl F
9.080%, 01/12/26 (D)	3,680,000	3,922,973

		273,505,850

Credit Card — 0.3%
Master Credit Card Trust II, Ser 2019-2A, Cl B
2.390%, 01/21/23 (D)	5,582,000	5,603,549
Master Credit Card Trust II, Ser 2019-2A, Cl C
2.830%, 01/21/23 (D)	1,509,000	1,515,132
Master Credit Card Trust II, Ser 2020-1A, Cl C
2.590%, 09/21/24 (D)	2,000,000	2,060,392

		9,179,073

Other Asset-Backed Securities — 3.6%
321 Henderson Receivables I, Ser 2010- 2A, Cl B
7.450%, 01/15/50 (D)	1,759,271	1,946,093
321 Henderson Receivables I, Ser 2012- 1A, Cl B
7.140%, 02/15/67 (D)	628,758	781,981
321 Henderson Receivables I, Ser 2012- 2A, Cl B
6.770%, 10/17/61 (D)	1,693,652	2,058,030
Amur Equipment Finance Receivables IX, Ser 2021-1A, Cl D
2.300%, 11/22/27 (D)	1,250,000	1,250,211
BX Commercial Mortgage Trust, Ser 2020- VIV3, Cl B
3.662%, 03/09/44 (D)(E)	8,000,000	8,544,038
BXMT, Ser 2020-FL2, Cl A
1.016%, VAR ICE LIBOR USD 1 Month+0.900%, 02/16/37 (D)	13,000,000	12,983,724
CAL Funding IV, Ser 2020-1A, Cl B
3.500%, 09/25/45 (D)	1,615,708	1,643,158
CF Hippolyta, Ser 2020-1, Cl A2
1.990%, 07/15/60 (D)	5,683,246	5,692,766
Diamond Resorts Owner Trust, Ser 2019- 1A, Cl A
2.890%, 02/20/32 (D)	2,637,778	2,724,278
Harley Marine Financing, Ser 2018-1A, Cl A2
5.682%, 05/15/43 (D)	10,339,489	9,700,105
Harley Marine Financing, Ser 2018-1A, Cl B
7.869%, 05/15/43 (D)(G)	6,000,000	5,231,556
Harvest SBA Loan Trust, Ser 2018-1, Cl A
2.359%, VAR ICE LIBOR USD 1 Month+2.250%, 08/25/44 (D)	4,193,891	4,063,036
Marlette Funding Trust, Ser 2020-1A, Cl D
3.540%, 03/15/30 (D)	1,500,000	1,556,998
MelTel Land Funding, Ser 2019-1A, Cl B
4.701%, 04/15/49 (D)	1,300,000	1,370,309
Mosaic Solar Loan Trust, Ser 2020-2A, Cl B
2.210%, 08/20/46 (D)	4,466,400	4,457,747
Orange Lake Timeshare Trust, Ser 2019-A, Cl C
3.610%, 04/09/38 (D)	2,758,191	2,848,817

Description	Face Amount	Value

Orange Lake Timeshare Trust, Ser 2019-A, Cl D
4.930%, 04/09/38 (D)	$455,107	$460,270
Pawnee Equipment Receivables Series, Ser 2019-1, Cl D
2.860%, 10/15/24 (D)	5,500,000	5,402,805
Pawnee Equipment Receivables Series, Ser 2019-1, Cl E
3.800%, 01/15/26 (D)	2,500,000	2,437,065
Pawnee Equipment Receivables Series, Ser 2020-1, Cl A
1.370%, 11/17/25 (D)	2,113,560	2,123,823
Sapphire Aviation Finance I, Ser 2018-1A, Cl B
5.926%, 03/15/40 (D)	2,011,922	1,753,591
Stack Infrastructure Issuer Series, Ser 2019-1A, Cl A2
4.540%, 02/25/44 (D)	3,522,000	3,751,324
Textainer Marine Containers VIII, Ser 2020-2A, Cl B
3.340%, 09/20/45 (D)	1,891,271	1,892,316
Trip Rail Master Funding, Ser 2011-1A, Cl A2
6.024%, 07/15/41 (D)	2,995,483	3,017,760
Triton Container Finance VIII, Ser 2020- 1A, Cl B
3.740%, 09/20/45 (D)	950,417	973,946
TRTX Issuer, Ser 2021-FL4, Cl C
2.516%, VAR ICE LIBOR USD 1 Month+2.400%, 03/15/38 (D)	10,000,000	9,999,990
Vericrest Opportunity Loan Trust,
Ser 2020-NPL6, Cl A1A 3.967%, 04/25/50 (D)	5,043,718	5,071,519
VR Funding, Ser 2020-1A, Cl C
6.420%, 11/15/50 (D)	7,545,500	7,430,577

		111,167,833

Student Loan — 0.8%
Brazos Student Finance, Ser 2009-1, Cl B
2.701%, VAR ICE LIBOR USD 3 Month+2.500%, 12/27/39	5,000,000	5,235,485
College Ave Student Loans, Ser 2018-A, Cl A1
1.309%, VAR ICE LIBOR USD 1 Month+1.200%, 12/26/47 (D)	2,547,360	2,563,097
Commonbond Student Loan Trust, Ser 2017-AGS, Cl A1
2.550%, 05/25/41 (D)	2,451,119	2,500,263
Nelnet Student Loan Trust, Ser 2013-3A, Cl B
1.606%, VAR ICE LIBOR USD 1 Month+1.500%, 07/25/47 (D)	10,000,000	10,016,666
SLM Student Loan Trust, Ser 2012-7, Cl B
1.906%, VAR ICE LIBOR USD 1 Month+1.800%, 09/25/43	5,000,000	4,999,998

		25,315,509

Total Asset-Backed Securities (Cost $399,488,654)		419,168,265

FROST FAMILY OF FUNDS	FROST TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS	APRIL 30, 2021 (Unaudited)

Description	Face Amount	Value

SOVEREIGN DEBT — 2.1%

Argentine Republic Government International Bond
1.125%, 07/09/35	$8,925,940	$2,811,760
1.000%, 07/09/29	717,588	270,330
0.500%, 07/09/30	5,141,000	1,850,606
Colombia Government International Bond
3.250%, 04/22/32	1,000,000	980,440
Kenya Government International Bond
7.250%, 02/28/28 to 02/28/28 (D)	4,000,000	4,334,472
Mexico Government International Bond
4.280%, 08/14/41	3,000,000	3,061,500
Oman Government International Bond
6.500%, 03/08/47 (D)	15,000,000	14,662,500
Province of British Columbia Canada
1.300%, 01/29/31	8,000,000	7,602,907
Province of Ontario Canada
1.600%, 02/25/31	18,000,000	17,451,376
Provincia de Buenos Aires
7.875%, 06/15/27 (D)(F)	300,000	131,250
Suriname Government International Bond
12.875%, 12/30/23 (D)	8,000,000	5,640,000
Turkey Government International Bond
6.125%, 10/24/28	5,000,000	4,925,750

Total Sovereign Debt (Cost $67,167,845)		63,722,891

MUNICIPAL BONDS — 2.0%
Calhoun County, Navigation Industrial Development Authority, RB(D)
Callable 05/10/21 @ 100 10.500%, 07/27/21(E)	10,000,000	9,999,815
Dallas County Schools, Taxable Public Property Finance, GO
3.450%, 06/01/22	339,678	339,678
3.200%, 06/01/21	333,260	333,260
Dallas County, Schools Tax, GO
4.000%, 06/01/19	343,423	343,423
3.000%, 06/01/19	195,813	195,813
GDB Debt Recovery Authority of Puerto Rico, RB
7.500%, 08/20/40	8,265,919	7,067,361
Mission, Economic Development, RB
Callable 06/01/21 @ 300 (F)(G)
10.875%, 12/01/28	3,315,000	33,150
9.750%, 12/01/25	3,045,000	30,450
8.550%, 12/01/21	2,125,000	1,062,500
Northwest Independent School District, Ser A, GO, PSF-GTD
Callable 02/15/30 @ 200
1.776%, 02/15/31	2,000,000	1,969,854
1.836%, 02/15/32	1,890,000	1,854,120
Rhode Island State, Health & Educational System, Providence Public Schools, Ser A, RB
Callable 06/01/21 @ 100
8.000%, 05/15/29	5,000,000	5,014,597

Description	Face Amount	Value

San Juan, Higher Education Finance Authority, RB
Callable 06/01/21 @ 100 8.250%, 08/15/29	$4,400,000	$4,415,024
State of Illinois, Ser A, GO
3.140%, 10/01/24	14,460,000	14,905,576
Texas State, Public Finance Authority Charter School, Ser 2010-Q, RB
8.125%, 02/15/27	1,900,000	2,313,148
Texas State, Transportation Commission State Highway Fund, RB
4.000%, 10/01/33	3,000,000	3,634,193
Texas State, Transportation Commission State Highway Fund, Ser B-BUILD, RB
5.178%, 04/01/30	3,980,000	4,962,124
University of Texas, Build America Bonds, Ser D, RB
5.134%, 08/15/42	3,000,000	4,009,465

Total Municipal Bonds (Cost $67,180,975)		62,483,551

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.8%
FFCB
2.920%, 04/29/26	5,635,000	5,787,755
2.070%, 12/21/40	5,000,000	4,701,819
FHLB
2.200%, 06/28/24	15,000,000	15,047,287

Total U.S. Government Agency Obligations (Cost $25,635,000)		25,536,861

COMMON STOCK — 0.2%
Noble Corp*	64,980	1,221,624
Noble Corp*	193,280	3,633,664
Seadrill Ltd.*	39,323	8,848
Seadrill New Finance Ltd.*	206,695	49,513

Total Common Stock (Cost $3,382,443)		4,913,649

WARRANTS — 0.1%

United States — 0.1%
Noble Corp, Expires 05/02/28*	269,009	1,758,781
Noble Corp, Expires 05/02/28*	269,009	1,452,649

Total Warrants (Cost $5,380)		3,211,430

COMMERCIAL PAPER — 0.9%
Amphenol Corp
0.150%, 05/12/21	1,500,000	1,499,922
Barton Cap SA
0.120%, 05/07/21	2,000,000	1,999,969
0.100%, 05/26/21	2,000,000	1,999,827
BAT International
0.260%, 05/28/21	1,500,000	1,499,793
0.220%, 05/27/21	1,500,000	1,499,802

FROST FAMILY OF FUNDS	FROST TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS	APRIL 30, 2021 (Unaudited)

Description	Face Amount	Value

Cigna Corp
0.200%, 05/13/21	$2,000,000	$1,999,887
CNPC FIN Hong Kong LTD
0.320%, 05/14/21	1,450,000	1,449,961
0.320%, 05/25/21	1,500,000	1,499,920
0.320%, 05/17/21	1,500,000	1,499,950
0.300%, 05/06/21	1,075,000	1,074,989
DCAT LLC
0.100%, 05/05/21	1,450,000	1,449,982
Sheffield Receivables Corp
0.100%, 05/04/21	2,200,000	2,199,981
Simon Property Group LP
0.110%, 05/24/21	1,500,000	1,499,924
Toyota Motor Credit Corporation
0.070%, 05/03/21	2,000,000	1,999,991
VW Credit Inc
0.200%, 05/18/21	1,223,000	1,222,900
0.200%, 05/21/21	1,500,000	1,499,853
0.180%, 05/19/21	1,500,000	1,499,869
0.180%, 05/20/21	1,600,000	1,599,852

Total Commercial Paper (Cost $28,995,626)		28,996,372

CERTIFICATES OF DEPOSIT — 0.1%
Norinchukin BK
0.240%, 05/11/21	1,800,000	1,800,100
0.170%, 05/10/21	1,500,000	1,500,044

Total Certificates of Deposit (Cost $3,300,084)		3,300,144

Total Investments — 98.4% (Cost $3,024,658,623)		$3,037,217,504

Percentages are based on Net Assets of $3,086,158,262.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	At amortized cost
(B)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(C)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at the time of purchase.
(D)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities at April 30, 2021 was $1,572,096,537 and represents 50.9% of Net Assets.

(E)	Variable or floating rate security, the interest rate of which adjusts periodically based prevailing interest rates.
(F)	Security in default on interest payments.
(G)	Level 3 security in accordance with fair value hierarchy.

Cl — Class

CLO — Collateralized Loan Obligation

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

IO — Interest Only - face amount represents notional amount

LLC — Limited Liability Company

L.P. — Limited Partnership

MTN — Medium Term Note

PSF-GTD — Texas Public School Fund Guarantee

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

USD — U.S. Dollar

The following is a list of the level of inputs used as of April 30, 2021 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
U.S. Treasury Obligations	$656,013,702	$—	$—	$656,013,702
Corporate Obligations	—	616,823,833	—	616,823,833
Collateralized Loan Obligations	—	603,211,075	—	603,211,075
Mortgage-Backed Securities	—	549,835,731	—	549,835,731
Asset-Backed
Securities	—	413,936,709	5,231,556	419,168,265
Sovereign Debt	—	63,722,891	—	63,722,891
Municipal Bonds	—	61,357,451	1,126,100	62,483,551
Commercial Paper	—	28,996,372	—	28,996,372
U.S. Government Agency Obligations	—	25,536,861	—	25,536,861
Common Stock	4,913,649	—	—	4,913,649
Certificates of Deposit	—	3,300,144	—	3,300,144
Warrants	—	3,211,430	—	3,211,430

Total Investments in Securities	$660,927,351	$2,369,932,497	$6,357,656	$3,037,217,504

FROST FAMILY OF FUNDS	FROST TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS	APRIL 30, 2021 (Unaudited)

(1)

A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets.

For the period ended April 30, 2021, there have been no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-2700

FROST FAMILY OF FUNDS	FROST CREDIT FUND

SCHEDULE OF INVESTMENTS	APRIL 30, 2021 (Unaudited)

Description	Face Amount	Value

CORPORATE OBLIGATIONS — 39.6%

Communication Services — 5.7%
ANGI Group
3.875%, 08/15/28 (A)	$1,000,000	$993,750
LCPR Senior Secured Financing DAC
6.750%, 10/15/27 (A)	1,000,000	1,075,000
Photo Holdings Merger Sub
8.500%, 10/01/26 (A)	1,500,000	1,642,500
Sprint
7.875%, 09/15/23	1,500,000	1,710,000
Twitter
3.875%, 12/15/27 (A)	2,000,000	2,105,000
ViacomCBS
5.850%, 09/01/43	2,000,000	2,559,178

		10,085,428

Consumer Discretionary — 17.2%
Beazer Homes USA
7.250%, 10/15/29 (A)	1,000,000	1,110,000
Block Financial
3.875%, 08/15/30	2,000,000	2,125,046
Bloomin’ Brands
5.125%, 04/15/29 (A)	500,000	509,525
Choice Hotels International
3.700%, 12/01/29	2,000,000	2,124,420
Dillard’s
7.000%, 12/01/28	500,000	560,654
Expedia
3.800%, 02/15/28	2,000,000	2,143,931
Ford Motor Credit
3.087%, 01/09/23	1,000,000	1,018,770
GameStop
10.000%, 03/15/23 (A)	500,000	540,750
Jaguar Land Rover Automotive
4.500%, 10/01/27 (A)	2,000,000	1,907,980
Macy’s
8.375%, 06/15/25 (A)	500,000	551,615
Marriott International
3.500%, 10/15/32	2,000,000	2,079,195
Mohawk Industries
3.625%, 05/15/30	2,000,000	2,163,011
Mohegan Gaming & Entertainment
8.000%, 02/01/26 (A)	1,000,000	1,014,900
QVC
5.450%, 08/15/34	1,000,000	1,027,000
4.850%, 04/01/24	500,000	541,875
4.750%, 02/15/27	1,000,000	1,055,000
Rent-A-Center
6.375%, 02/15/29 (A)	1,000,000	1,084,480
Scientific Games International
8.625%, 07/01/25 (A)	2,000,000	2,187,360
STL Holding
7.500%, 02/15/26 (A)	1,500,000	1,569,375
Under Armour
3.250%, 06/15/26	2,000,000	2,028,810
VistaJet Malta Finance
10.500%, 06/01/24 (A)	2,000,000	2,155,000
Whirlpool
4.600%, 05/15/50	1,000,000	1,184,690

		30,683,387

Description	Face Amount	Value

Energy — 1.4%
Murphy Oil
6.875%, 08/15/24	$500,000	$511,250
5.750%, 08/15/25	1,000,000	1,022,795
Tiger Holdco Pte
13.000%, 06/10/23 (A)	1,000,000	1,005,621

		2,539,666

Financials — 3.6%
Athene Holding
6.150%, 04/03/30	500,000	619,415
Deutsche Bank MTN
4.296%, VAR USD Swap Semi 30/360 5 Yr Curr+ 2.248%, 05/24/28	500,000	518,935
HSBC Holdings
6.500%, 09/15/37	1,500,000	2,029,018
Springleaf Finance
5.375%, 11/15/29	500,000	538,750
UBS
5.125%, 05/15/24	1,500,000	1,653,750
Westpac Banking
2.894%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+ 1.350%, 02/04/30	1,000,000	1,034,520

		6,394,388

Industrials — 7.9%
Boeing
5.150%, 05/01/30	500,000	581,235
2.196%, 02/04/26	1,000,000	1,001,021
Brundage-Bone Concrete Pumping Holdings
6.000%, 02/01/26 (A)	1,000,000	1,052,365
Builders FirstSource
6.750%, 06/01/27 (A)	894,000	961,408
Flowserve
3.500%, 10/01/30	1,000,000	1,035,144
General Electric MTN
6.150%, 08/07/37	945,000	1,260,517
Great Lakes Dredge & Dock
8.000%, 05/15/22	2,010,000	2,014,784
Masco
7.750%, 08/01/29	1,088,000	1,454,790
Southwest Airlines
3.450%, 11/16/27	2,500,000	2,687,249
Teekay
9.250%, 11/15/22 (A)	2,080,000	2,121,600

		14,170,113

Information Technology — 3.2%
Castle US Holding
9.500%, 02/15/28 (A)	1,000,000	1,029,480
Diebold Nixdorf
9.375%, 07/15/25 (A)	500,000	556,875
8.500%, 04/15/24	2,000,000	2,042,500
Shift4 Payments
4.625%, 11/01/26 (A)	1,000,000	1,042,500
VeriSign
4.750%, 07/15/27	1,000,000	1,064,840

		5,736,195

FROST FAMILY OF FUNDS	FROST CREDIT FUND

SCHEDULE OF INVESTMENTS	APRIL 30, 2021 (Unaudited)

Description	Face Amount	Value

Materials — 0.6%
NOVA Chemicals
4.875%, 06/01/24 (A)	$1,000,000	$1,054,260

Total Corporate Obligations (Cost $66,524,033)		70,663,437

COLLATERALIZED LOAN OBLIGATIONS — 30.9%

Apidos CLO XI, Ser 2021-11A, Cl ER3
0.232%, VAR ICE LIBOR USD 3 Month+6.570%, 04/17/34 (A)	1,000,000	969,899
BCC Funding XVI, Ser 2019-1A, Cl C
2.950%, 09/20/24 (A)	1,500,000	1,510,898
BCC Middle Market, Ser 2018-1A, Cl B
3.188%, VAR ICE LIBOR USD 3 Month+3.000%, 10/20/30 (A)	1,000,000	998,992
Benefit Street Partners III, Ser 2017-IIIA, Cl CR
4.088%, VAR ICE LIBOR USD 3 Month+ 3.900%, 07/20/29 (A)	2,000,000	2,015,056
Benefit Street Partners III, Ser 2017-IIIA, Cl DR
6.788%, VAR ICE LIBOR USD 3 Month+ 6.600%, 07/20/29 (A)	2,500,000	2,325,205
Carlyle Global Market Strategies, Ser 2018-1A, Cl CR2
1.990%, VAR ICE LIBOR USD 3 Month+ 1.800%, 04/17/31 (A)	1,250,000	1,244,354
CARLYLE US, Ser 2018-1A, Cl B
2.038%, VAR ICE LIBOR USD 3 Month+ 1.850%, 04/20/31 (A)	2,000,000	1,943,570
Chenango Park, Ser 2018-1A, Cl B
2.034%, VAR ICE LIBOR USD 3 Month+1.850%, 04/15/30 (A)	1,000,000	997,833
CIFC Funding, Ser 2018-1A, Cl C
1.940%, VAR ICE LIBOR USD 3 Month+1.750%, 04/18/31 (A)	500,000	498,357
Fortress Credit Opportunities IX, Ser 2017-9A, Cl C
2.844%, VAR ICE LIBOR USD 3 Month+2.650%, 11/15/29 (A)	1,400,000	1,395,411
Galaxy XXIX, Ser 2018-29A, Cl D
2.594%, VAR ICE LIBOR USD 3 Month+2.400%, 11/15/26 (A)	500,000	499,423
Golub Capital Partners, Ser 2017-17A, Cl BR
3.076%, VAR ICE LIBOR USD 3 Month+ 2.900%, 10/25/30 (A)	1,500,000	1,492,335
Golub Capital Partners, Ser 2017-21A, Cl CR
2.626%, VAR ICE LIBOR USD 3 Month+2.450%, 01/25/31 (A)	3,000,000	2,923,206
Golub Capital Partners, Ser 2017-22A, Cl CR
2.038%, VAR ICE LIBOR USD 3 Month+1.850%, 01/20/31 (A)	1,500,000	1,456,038
Golub Capital Partners, Ser 2017-23A, Cl BR
1.738%, VAR ICE LIBOR USD 3 Month+1.550%, 01/20/31 (A)	1,000,000	1,009,246

Description	Face Amount	Value

Golub Capital Partners, Ser 2017-23A, Cl CR
1.988%, VAR ICE LIBOR USD 3 Month+ 1.800%, 01/20/31 (A)	$2,000,000	$1,950,280
Golub Capital Partners, Ser 2017-24A, Cl DR
4.076%, VAR ICE LIBOR USD 3 Month+3.900%, 11/05/29 (A)	2,000,000	1,984,386
Golub Capital Partners, Ser 2018-26A, Cl BR
1.738%, VAR ICE LIBOR USD 3 Month+1.550%, 04/20/31 (A)	1,000,000	995,018
Golub Capital Partners, Ser 2018-36A, Cl B
1.826%, VAR ICE LIBOR USD 3 Month+1.650%, 02/05/31 (A)	2,000,000	1,951,042
Golub Capital Partners, Ser 2018-36A, Cl C
2.276%, VAR ICE LIBOR USD 3 Month+2.100%, 02/05/31 (A)	1,500,000	1,445,280
Jay Park, Ser 2018-1A, Cl BR
2.188%, VAR ICE LIBOR USD 3 Month+2.000%, 10/20/27 (A)	1,000,000	999,496
LCM XXII, Ser 2018-22A, Cl BR
2.188%, VAR ICE LIBOR USD 3 Month+2.000%, 10/20/28 (A)	1,500,000	1,487,124
Madison Park Funding XII, Ser 2014-12A, Cl D
3.688%, VAR ICE LIBOR USD 3 Month+3.500%, 07/20/26 (A)	3,000,000	3,018,711
MCF IV, Ser 2017-1A, Cl CR
2.838%, VAR ICE LIBOR USD 3 Month+2.650%, 10/20/29 (A)	1,000,000	987,585
MCF VIII, Ser 2018-1A, Cl B
1.940%, VAR ICE LIBOR USD 3 Month+1.750%, 07/18/30 (A)	3,000,000	2,911,719
Northwoods Capital XV, Ser 2017-15A, Cl C
2.837%, VAR ICE LIBOR USD 3 Month+2.650%, 06/20/29 (A)	1,000,000	995,367
OZLM Funding IV, Ser 2017-4A, Cl BR
2.384%, VAR ICE LIBOR USD 3 Month+2.200%, 10/22/30 (A)	2,000,000	1,993,648
Race Point IX, Ser 2017-9A, Cl BR
2.334%, VAR ICE LIBOR USD 3 Month+2.150%, 10/15/30 (A)	4,000,000	3,933,588
Race Point IX, Ser 2017-9A, Cl DR
7.084%, VAR ICE LIBOR USD 3 Month+6.900%, 10/15/30 (A)	2,000,000	1,908,644
Sudbury Mill, Ser 2013-1A, Cl E
4.940%, VAR ICE LIBOR USD 3 Month+4.750%, 01/17/26 (A)	4,700,000	4,203,224
TCI-Symphony, Ser 2018-1A, Cl BR
1.838%, VAR ICE LIBOR USD 3 Month+1.650%, 10/13/29 (A)	2,000,000	2,005,380
Zais Clo 6, Ser 2017-1A, Cl C
2.984%, VAR ICE LIBOR USD 3 Month+2.800%, 07/15/29 (A)	1,000,000	999,500

Total Collateralized Loan Obligations (Cost $55,521,190)		55,049,815

FROST FAMILY OF FUNDS	FROST CREDIT FUND

SCHEDULE OF INVESTMENTS	APRIL 30, 2021 (Unaudited)

Description	Face Amount	Value

ASSET-BACKED SECURITIES — 14.5%

Automotive — 10.1%
Avid Automobile Receivables Trust, Ser 2019-1, Cl E
6.760%, 05/17/27 (A)	$1,000,000	$1,011,323
Carvana Auto Receivables Trust, Ser 2019- 1A, Cl E
5.640%, 01/15/26 (A)	1,584,000	1,684,175
Carvana Auto Receivables Trust, Ser 2019- 4A, Cl E
4.700%, 10/15/26 (A)	1,000,000	1,054,278
CPS Auto Receivables Trust, Ser 2016-B, Cl E
8.140%, 05/15/23 (A)	1,500,000	1,518,615
CPS Auto Receivables Trust, Ser 2016-D, Cl E
6.860%, 04/15/24 (A)	1,155,000	1,185,504
CPS Auto Receivables Trust, Ser 2019-B, Cl F
7.480%, 06/15/26 (A)	500,000	519,814
CPS Auto Receivables Trust, Ser 2019-D, Cl E
3.860%, 10/15/25 (A)	2,000,000	2,058,565
Drive Auto Receivables Trust, Ser 2018-1, Cl D
3.810%, 05/15/24	1,003,090	1,019,706
DT Auto Owner Trust, Ser 2017-2A, Cl E
6.030%, 01/15/24 (A)	1,209,279	1,215,787
DT Auto Owner Trust, Ser 2019-4A, Cl E
3.930%, 10/15/26 (A)	2,000,000	2,087,211
DT Auto Owner Trust, Ser 2020-3A, Cl E
3.620%, 10/15/27 (A)	1,500,000	1,557,656
First Investors Auto Owner Trust, Ser 2016-2A, Cl E
5.750%, 09/15/23 (A)	1,250,000	1,251,797
Octane Receivables Trust, Ser 2019-1A, Cl A
3.160%, 09/20/23 (A)	325,972	329,332
SFS Asset Securitization, Ser 2019-1, Cl A
4.238%, 06/10/25 (A)	1,500,000	1,501,246

		17,995,009

Other Asset-Backed Securities — 4.4%
BXMT, Ser 2020-FL2, Cl A
1.016%, VAR ICE LIBOR USD 1 Month+0.900%, 02/16/37 (A)	1,000,000	998,748
Cold Storage Trust, Ser 2020-ICE5, Cl E
2.880%, VAR ICE LIBOR USD 1 Month+2.766%, 11/15/37 (A)	982,991	986,070
Credibly Asset Securitization II, Ser 2021- 1A, Cl B
3.380%, 04/15/26 (A)	524,000	524,487
Harley Marine Financing, Ser 2018-1A, Cl A2
5.682%, 05/15/43 (A)	1,813,945	1,701,773
MelTel Land Funding, Ser 2019-1A, Cl C
6.070%, 04/15/49 (A)	500,000	526,480
Mosaic Solar Loans, Ser 2017-2A, Cl B
4.770%, 06/22/43 (A)	314,421	340,950
Pawnee Equipment Receivables Series, Ser 2019-1, Cl E
3.800%, 01/15/26 (A)	1,500,000	1,462,239

Description	Face Amount/Shares	Value

Sapphire Aviation Finance I, Ser 2018-1A, Cl B
5.926%, 03/15/40 (A)	$335,320	$292,265
Stack Infrastructure Issuer Series, Ser 2019-1A, Cl A2
4.540%, 02/25/44 (A)	978,333	1,042,034

		7,875,046

Total Asset-Backed Securities (Cost $25,002,484)		25,870,055

MORTGAGE-BACKED SECURITIES — 6.9%

Commercial Mortgage-Backed Obligation — 6.9%
Benchmark Mortgage Trust, Ser 2020-B21, Cl D
2.000%, 12/17/53 (A)	1,000,000	829,079
Commercial Mortgage Trust, Ser 2014- UBS6, Cl C
4.594%, 12/10/47 (B)	1,000,000	1,048,543
Commercial Mortgage Trust, Ser 2015- DC1, Cl D
4.451%, 02/10/48 (A)(B)	1,517,000	1,274,539
Credit Suisse Commercial Mortgage Trust, Ser 2008-C1, Cl D
5.997%, 02/15/41 (A)(B)	574,219	32,960
FREMF Mortgage Trust, Ser 2016-K54, Cl C
4.189%, 04/25/48 (A)(B)	1,000,000	1,075,449
FREMF Mortgage Trust, Ser 2016-K722, Cl B
3.978%, 07/25/49 (A)(B)	1,500,000	1,585,478
FREMF Mortgage Trust, Ser 2017-K70, Cl B
3.934%, 12/25/49 (A)(B)	2,000,000	2,173,438
FREMF Mortgage Trust, Ser 2017-K71, Cl B
3.881%, 11/25/50 (A)(B)	1,250,000	1,354,418
Pretium Mortgage Credit Partners I, Ser 2021-NPL1, Cl A2
4.213%, 09/27/60 (A)	1,000,000	999,139
UBS Commercial Mortgage Trust, Ser 2012-C1, Cl C
5.754%, 05/10/45 (A)(B)	1,000,000	1,015,503
WFRBS Commercial Mortgage Trust, Ser 2014-C25, Cl D
3.803%, 11/15/47 (A)(B)	1,000,000	920,500

Total Mortgage-Backed Securities (Cost $12,036,453)		12,309,046

COMMON STOCK — 0.1%
Erickson*(C)	3,761	81,388

Total Common Stock (Cost $1,829,567)		81,388

FROST FAMILY OF FUNDS	FROST CREDIT FUND

SCHEDULE OF INVESTMENTS	APRIL 30, 2021 (Unaudited)

Description	Shares	Value

PREFERRED STOCK — 0.0%

Communication Services — 0.0%
MYT Holdings LLC
10.000%, 06/07/29 *	64,528	$64,851

Total Preferred Stock (Cost $64,528)		64,851

Total Investments — 92.0% (Cost $160,978,255)		$164,038,592

Percentages are based on Net Assets of $178,295,316.

*	Non-income producing security.
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities at April 30, 2021 was $118,432,011 and represents 66.4% of Net Assets.

(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(C)	Level 3 security in accordance with fair value hierarchy.

Cl — Class

CLO — Collateralized Loan Obligation

FREMF — Freddie Mac Multi-Family

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

MTN — Medium Term Note

Ser — Series

USD — U.S. Dollar

VAR — Variable Security

The following is a list of the level of inputs used as of April 30, 2021 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Corporate Obligations	$—	$70,663,437	$—	$70,663,437
Collateralized Loan
Obligations	—	55,049,815	—	55,049,815
Asset-Backed Securities	—	25,870,055	—	25,870,055
Mortgage-Backed Securities	—	12,309,046	—	12,309,046
Common Stock	—	—	81,388	81,388
Preferred Stock	64,851	—	—	64,851

Total Investments in Securities	$64,851	$163,892,353	$81,388	$164,038,592

(1)

A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets.

For the period ended April 30, 2021, there were no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-2700

FROST FAMILY OF FUNDS	FROST LOW DURATION BOND FUND

SCHEDULE OF INVESTMENTS	APRIL 30, 2021 (Unaudited)

Description	Face Amount	Value

ASSET-BACKED SECURITIES — 51.4%

Automotive — 39.8%
American Credit Acceptance Receivables Trust, Ser 2019-3, Cl C
2.760%, 09/12/25 (A)	$5,305,000	$5,373,670
American Credit Acceptance Receivables Trust, Ser 2020-1, Cl C
2.190%, 03/13/26 (A)	5,000,000	5,081,212
American Credit Acceptance Receivables Trust, Ser 2020-2, Cl B
2.480%, 09/13/24 (A)	1,500,000	1,522,690
American Credit Acceptance Receivables Trust, Ser 2020-3, Cl A
0.620%, 10/13/23 (A)	1,644,772	1,646,173
American Credit Acceptance Receivables Trust, Ser 2020-4, Cl C
1.310%, 12/14/26 (A)	8,250,000	8,335,412
American Credit Acceptance Receivables Trust, Ser 2021-1, Cl A
0.350%, 05/13/24 (A)	1,843,717	1,843,630
Amur Equipment Finance Receivables IX, Ser 2021-1A, Cl C
1.750%, 06/21/27	2,000,000	2,000,720
Amur Equipment Finance Receivables VIII, Ser 2020-1A, Cl B
2.500%, 03/20/26 (A)	1,384,090	1,415,953
Arivo Acceptance Auto Loan Receivables Trust, Ser 2021-1A, Cl A
1.190%, 01/15/27 (A)	1,786,575	1,793,508
Canadian Pacer Auto Receivables Trust, Ser 2019-1A, Cl C
3.750%, 07/21/25 (A)	2,550,000	2,653,858
Canadian Pacer Auto Receivables Trust, Ser 2020-1A, Cl C
2.490%, 05/19/26 (A)	5,000,000	5,139,635
Capital One Multi-Asset Execution Trust, Ser 2019-A3, Cl A3
2.060%, 08/15/28	17,000,000	17,751,381
Carnow Auto Receivables Trust, Ser 2019- 1A, Cl A
2.720%, 11/15/22 (A)	390,367	391,580
CLI Funding VI, Ser 2020-1A, Cl A
2.080%, 09/18/45 (A)	2,329,167	2,349,598
Credit Acceptance Auto Loan Trust, Ser 2018-2A, Cl C
4.160%, 09/15/27 (A)	4,500,000	4,585,139
DT Auto Owner Trust, Ser 2020-1A, Cl D
2.550%, 11/17/25 (A)	5,500,000	5,676,178
DT Auto Owner Trust, Ser 2020-2A, Cl B
2.080%, 03/16/26 (A)	2,000,000	2,036,180
DT Auto Owner Trust, Ser 2020-2A, Cl C
3.280%, 03/16/26 (A)	2,250,000	2,356,243
DT Auto Owner Trust, Ser 2020-3A, Cl C
1.470%, 06/15/26 (A)	1,410,000	1,428,145
Exeter Automobile Receivables Trust, Ser 2018-2A, Cl C
3.690%, 03/15/23 (A)	38,933	38,989
Exeter Automobile Receivables Trust, Ser 2018-2A, Cl D
4.040%, 03/15/24 (A)	5,250,000	5,374,145

Description	Face Amount	Value

Exeter Automobile Receivables Trust, Ser 2019-2A, Cl C
3.300%, 03/15/24 (A)	$2,565,000	$2,600,470
Exeter Automobile Receivables Trust, Ser 2020-1A, Cl C
2.490%, 01/15/25 (A)	1,500,000	1,531,021
Exeter Automobile Receivables Trust, Ser 2020-3A, Cl C
1.320%, 07/15/25	1,250,000	1,263,944
Exeter Automobile Receivables Trust, Ser 2021-1A, Cl D
1.080%, 11/16/26	2,500,000	2,484,223
First Investors Auto Owner Trust, Ser 2018-2A, Cl C
4.030%, 01/15/25 (A)	8,800,000	8,965,347
First Investors Auto Owner Trust, Ser 2019-2A, Cl B
2.470%, 01/15/25 (A)	6,000,000	6,139,897
First Investors Auto Owner Trust, Ser 2020-1A, Cl D
3.150%, 04/15/26 (A)	3,000,000	3,119,683
Flagship Credit Auto Trust, Ser 2018-1, Cl B
3.130%, 01/17/23 (A)	38,927	38,970
Flagship Credit Auto Trust, Ser 2018-4, Cl D
4.330%, 12/16/24 (A)	4,935,000	5,187,316
Flagship Credit Auto Trust, Ser 2019-3, Cl C
2.740%, 10/15/25 (A)	6,686,000	6,913,049
Flagship Credit Auto Trust, Ser 2019-4, Cl B
2.530%, 11/17/25 (A)	4,550,000	4,677,380
Ford Credit Auto Owner Trust, Ser 2019-B, Cl B
2.400%, 11/15/24	1,365,000	1,409,171
Foursight Capital Automobile Receivables Trust, Ser 2020-1, Cl D
2.600%, 01/15/26 (A)	2,100,000	2,158,041
GLS Auto Receivables Issuer Trust 2021-1, Ser 2021-1A, Cl C
1.200%, 01/15/27 (A)	2,200,000	2,210,135
GLS Auto Receivables Issuer Trust 2021-1, Ser 2021-1A, Cl D
1.680%, 01/15/27 (A)	6,000,000	6,027,035
GLS Auto Receivables Issuer Trust, Ser 2019-4A, Cl A
2.470%, 11/15/23 (A)	939,162	947,106
GLS Auto Receivables Issuer Trust, Ser 2020-2A, Cl B
3.160%, 06/16/25 (A)	1,750,000	1,818,292
GLS Auto Receivables Issuer Trust, Ser 2020-3A, Cl B
1.380%, 08/15/24 (A)	1,000,000	1,007,741
GLS Auto Receivables Issuer Trust, Ser 2020-4A, Cl C
1.140%, 11/17/25 (A)	1,000,000	1,004,914
OneMain Direct Auto Receivables Trust, Ser 2018-1A, Cl B
3.710%, 04/14/25 (A)	3,750,000	3,805,604
OSCAR US Funding Trust IX, Ser 2018-2A, Cl A3
3.390%, 09/12/22 (A)	290,225	291,006

FROST FAMILY OF FUNDS	FROST LOW DURATION BOND FUND

SCHEDULE OF INVESTMENTS	APRIL 30, 2021 (Unaudited)

Description	Face Amount	Value

Prestige Auto Receivables Trust, Ser 2020- 1A, Cl C
1.310%, 11/16/26 (A)	$2,000,000	$2,018,101
Santander Consumer Auto Receivables Trust, Ser 2020-BA, Cl A4
0.540%, 04/15/25 (A)	1,000,000	1,001,931
United Auto Credit Securitization Trust, Ser 2020-1, Cl C
2.150%, 02/10/25 (A)	3,000,000	3,035,256
United Auto Credit Securitization Trust, Ser 2021-1, Cl C
0.840%, 06/10/26 (A)	5,500,000	5,495,375
Westlake Automobile Receivables Trust 2021-1, Ser 2021-1A, Cl D
1.230%, 04/15/26 (A)	11,000,000	11,011,088
Westlake Automobile Receivables Trust, Ser 2018-2A, Cl E
4.860%, 01/16/24 (A)	5,000,000	5,152,628
Westlake Automobile Receivables Trust, Ser 2019-1A, Cl D
3.670%, 03/15/24 (A)	6,575,000	6,781,379
Westlake Automobile Receivables Trust, Ser 2020-2A, Cl C
2.010%, 07/15/25 (A)	2,750,000	2,807,432
Westlake Automobile Receivables Trust, Ser 2020-2A, Cl D
2.760%, 01/15/26 (A)	4,500,000	4,678,012
Westlake Automobile Receivables Trust, Ser 2020-3A, Cl C
1.240%, 11/17/25 (A)	1,000,000	1,009,200
World Omni Auto Receivables Trust, Ser 2018-B, Cl B
3.170%, 01/15/25	1,520,000	1,554,989

		186,939,775

Credit Card — 4.3%
Synchrony Card Funding, Ser 2019-A1, Cl A
2.950%, 03/15/25	2,410,000	2,466,374
Synchrony Credit Card Master Note Trust, Ser 2018-2, Cl B
3.670%, 05/15/26	995,000	1,055,972
World Financial Network Credit Card Master Trust, Ser 2016-A, Cl M
2.330%, 04/15/25	2,000,000	2,004,341
World Financial Network Credit Card Master Trust, Ser 2019-B, Cl A
2.490%, 04/15/26	7,000,000	7,172,747
World Financial Network Credit Card Master Trust, Ser 2019-C, Cl M
2.710%, 07/15/26	7,495,000	7,694,878

		20,394,312

Other Asset-Backed Securities — 4.5%
Diamond Resorts Owner Trust, Ser 2019- 1A, Cl A
2.890%, 02/20/32 (A)	1,055,111	1,089,711
Mosaic Solar Loans, Ser 2017-1A, Cl A
4.450%, 06/20/42 (A)	336,897	368,485
Pawnee Equipment Receivables Series, Ser 2019-1, Cl A2
2.290%, 10/15/24 (A)	1,068,831	1,081,358

Description	Face Amount	Value

Pawnee Equipment Receivables Series, Ser 2019-1, Cl D
2.860%, 10/15/24 (A)	$5,000,000	$4,911,641
Pawnee Equipment Receivables Series, Ser 2020-1, Cl A
1.370%, 11/17/25 (A)	3,522,601	3,539,706
SCF Equipment Leasing 2021-1, Ser 2021- 1A, Cl D
1.930%, 09/20/30 (A)	1,000,000	993,718
SCF Equipment Leasing, Ser 2020-1A, Cl B
2.020%, 03/20/28 (A)	2,000,000	2,016,964
SoFi Consumer Loan Program, Ser 2019-1, Cl B
3.450%, 02/25/28 (A)	2,400,000	2,423,109
SoFi Consumer Loan Program, Ser 2017-5, Cl A2
2.780%, 09/25/26 (A)	226,599	227,616
Vantage Data Centers Issuer, Ser 2018-2A, Cl A2
4.196%, 11/16/43 (A)	3,903,333	4,076,753

		20,729,061

Student Loan — 2.8%
AccessLex Institute, Ser 2002-A, Cl A2
4.000%, 09/25/37 (B)	350,000	349,018
Commonbond Student Loan Trust, Ser 2017-AGS, Cl A1
2.550%, 05/25/41 (A)	948,000	967,007
Nelnet Student Loan Trust, Ser 2012-6A, Cl B
1.606%, VAR ICE LIBOR USD 1 Month+1.500%, 08/26/52 (A)	3,000,000	3,013,132
Nelnet Student Loan Trust, Ser 2013-3A, Cl B
1.606%, VAR ICE LIBOR USD 1 Month+1.500%, 07/25/47 (A)	4,000,000	4,006,666
Nelnet Student Loan Trust, Ser 2015-3A, Cl B
1.606%, VAR ICE LIBOR USD 1 Month+1.500%, 06/25/54 (A)	3,000,000	2,885,215
SLM Student Loan Trust, Ser 2013-2, Cl B
1.606%, VAR ICE LIBOR USD 1 Month+1.500%, 06/25/43	2,000,000	1,968,711

		13,189,749

Total Asset-Backed Securities (Cost $237,047,607)		241,252,897

U.S. TREASURY OBLIGATIONS — 23.3%
U.S. Treasury Note
1.625%, 12/15/22	40,000,000	40,965,625
1.500%, 01/15/23	40,000,000	40,925,000
0.250%, 05/31/25	28,000,000	27,564,687

Total U.S. Treasury Obligations (Cost $107,829,790)		109,455,312

CORPORATE OBLIGATIONS — 18.4%

Energy — 1.1%
Marathon Petroleum
4.500%, 05/01/23	2,000,000	2,142,466

FROST FAMILY OF FUNDS	FROST LOW DURATION BOND FUND

SCHEDULE OF INVESTMENTS	APRIL 30, 2021 (Unaudited)

Description	Face Amount	Value

Schlumberger Finance Canada
1.400%, 09/17/25	$3,000,000	$3,039,182

		5,181,648

Financials — 9.4%
Bank of Montreal MTN
1.850%, 05/01/25	3,000,000	3,094,946
Capital One Financial
4.200%, 10/29/25	10,000,000	11,135,308
Citigroup
3.106%, VAR United States Secured Overnight Financing Rate+2.750%, 04/08/26	2,000,000	2,144,520
Danske Bank
3.875%, 09/12/23 (A)	4,205,000	4,494,588
Deutsche Bank NY
2.222%, VAR United States Secured Overnight Financing Rate+2.159%, 09/18/24	2,000,000	2,051,903
Lloyds Banking Group
4.050%, 08/16/23	9,000,000	9,697,487
Swedbank
1.300%, 06/02/23	1,000,000	1,015,681
0.600%, 09/25/23 (A)	5,000,000	4,994,850
Wells Fargo MTN
2.406%, VAR United States Secured Overnight Financing Rate+1.087%, 10/30/25	5,000,000	5,228,511

		43,857,794

Health Care — 2.1%
Anthem
1.500%, 03/15/26	5,000,000	5,042,257
Johnson & Johnson
0.550%, 09/01/25	5,000,000	4,959,108

		10,001,365

Industrials — 1.1%
AerCap Ireland Capital DAC
4.500%, 09/15/23	3,000,000	3,229,800
1.750%, 01/30/26	2,000,000	1,960,087

		5,189,887

Information Technology — 0.5%
Broadcom
3.150%, 11/15/25	2,000,000	2,141,243

Materials — 1.8%
Eagle Materials
4.500%, 08/01/26	8,295,000	8,540,839

Real Estate — 2.1%
Corporate Office Properties
2.250%, 03/15/26 ‡	3,000,000	3,075,360
Equinix
1.000%, 09/15/25 ‡	5,000,000	4,929,406
Federal Realty Investment Trust
1.250%, 02/15/26 ‡	2,000,000	1,991,948

		9,996,714

Utilities — 0.3%
Duke Energy
0.900%, 09/15/25	1,400,000	1,378,510

Total Corporate Obligations (Cost $85,305,061)		86,288,000

Description	Face Amount	Value

MORTGAGE-BACKED SECURITIES — 3.5%

Commercial Mortgage-Backed Obligation — 3.5%
Benchmark Mortgage Trust, Ser 2020-B19, Cl A2
1.691%, 09/15/53	$1,305,000	$1,327,043
Cold Storage Trust, Ser 2020-ICE5, Cl A
1.015%, VAR ICE LIBOR USD 1 Month+0.900%, 11/15/37 (A)	5,406,448	5,430,588
COMM 2021-LBA Mortgage Trust, Ser 2021-LBA, Cl A
0.805%, VAR ICE LIBOR USD 1 Month+0.690%, 03/15/38 (A)	9,900,000	9,888,068

Total Mortgage-Backed Securities (Cost $16,650,012)		16,645,699

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.6%
FFCB
0.570%, 08/12/25	5,000,000	4,906,362
FHLB
0.525%, 01/15/26	2,520,000	2,475,638

Total U.S. Government Agency Obligations (Cost $7,519,190)		7,382,000

Total Investments — 98.2% (Cost $454,351,660)		$461,023,908

Percentages are based on Net Assets of $469,528,479.

‡	Real Estate Investment Trust
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities at April 30, 2021 was $218,885,242 and represents 46.6% of Net Assets.

(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

Cl — Class

DAC – Designated Activity Company

FFCB – Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

Ser — Series

USD — U.S. Dollar

VAR — Variable Rate Security

FROST FAMILY OF FUNDS	FROST LOW DURATION BOND FUND

SCHEDULE OF INVESTMENTS	APRIL 30, 2021 (Unaudited)

The following is a list of the level of inputs used as of April 30, 2021 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$241,252,897	$—	$241,252,897
U.S. Treasury Obligations	109,455,312	—	—	109,455,312
Corporate Obligations	—	86,288,000	—	86,288,000
Mortgage-Backed Securities	—	16,645,699	—	16,645,699
U.S. Government Agency Obligations	—	7,382,000	—	7,382,000

Total Investments in Securities	$109,455,312	$351,568,596	$—	$461,023,908

For the period ended April 30, 2021, there have been no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-2700

FROST FAMILY OF FUNDS	FROST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS	APRIL 30, 2021 (Unaudited)

Description	Face Amount	Value

MUNICIPAL BONDS — 98.3%

California — 5.5%
California State, Municipal Finance Authority, Ser A, RB
5.000%, 03/01/25	$1,200,000	$1,234,477
California State, School Finance Authority, RB
Callable 02/01/24 @ 100 5.350%, 08/01/24	370,000	390,066
Golden State, Tobacco Securitization, Ser A, RB, ST APPROP
4.000%, 06/01/21	1,000,000	1,002,894

		2,627,437

Colorado — 3.4%
El Paso County, School District No. 49 Falcon, Ser A, COP
5.000%, 12/15/24	525,000	608,785
El Paso County, School District No. 49 Falcon, Ser B, COP
5.000%, 12/15/24	300,000	347,877
5.000%, 12/15/26	500,000	615,964

		1,572,626

District of Columbia — 2.0%
District of Columbia, RB
4.000%, 10/01/22	895,000	910,349

Idaho — 1.1%
Idaho State, Housing & Finance Association, RB
4.000%, 07/01/26	500,000	531,094

Illinois — 1.8%
Lee & Ogle Counties, School District No. 170 Dixon, GO, BAM
4.000%, 01/30/25	760,000	844,338

Kansas — 3.3%
Geary County, GO
5.000%, 09/01/25	1,300,000	1,541,485

Michigan — 2.8%
Taylor, Brownfield Redevelopment Authority, RB, NATL
Callable 05/01/24 @ 100 4.000%, 05/01/28	1,175,000	1,292,007

Minnesota — 0.8%
Minnesota State, Housing Finance Agency, Ser A, RB, GNMA
Callable 07/01/22 @ 100 2.600%, 09/01/42	355,557	364,822

Missouri — 3.6%
Saint Louis, Municipal Finance, RB, AGM
5.000%, 07/15/22	1,575,000	1,663,392

New York — 0.6%
Niagara County, Tobacco Asset Securitization, RB
5.000%, 05/15/21	300,000	300,424

Description	Face Amount	Value
Oklahoma — 4.9%
University of Oklahoma, Ser C, RB
Callable 07/01/25 @ 100 5.000%, 07/01/35	$2,000,000	$2,314,123

South Carolina — 3.4%
Hilton Head Island, Ser C, GO, ST AID WITHHLDG
Callable 03/01/26 @ 100
2.250%, 03/01/33	530,000	545,273
2.125%, 03/01/32	520,000	534,415
2.000%, 03/01/30	495,000	510,006

		1,589,694

Texas — 65.1%
Central Texas Regional Mobility Authority
Callable 01/01/26 @ 100 5.000%, 01/01/46	1,000,000	1,159,364
Central Texas Turnpike System, Sub-Ser C, RB
Callable 08/15/24 @ 100 5.000%, 08/15/42	2,000,000	2,224,787
Clifton, Higher Education Finance, Idea Public Schools Project, RB
4.800%, 08/15/21(A)	110,000	111,421
Clifton, Higher Education Finance, RB, PSF-GTD
5.000%, 08/15/24	1,185,000	1,364,399
Clifton, Higher Education Finance, RB, PSF-GTD
Callable 08/15/24 @ 100 5.000%, 08/15/25	700,000	803,992
Clifton, Higher Education Finance, Ser A, RB
3.375%, 12/01/24	1,025,000	1,062,316
Clifton, Higher Education Finance, Ser B, RB
5.000%, 08/15/25	460,000	534,101
4.000%, 08/15/22	525,000	545,258
4.000%, 08/15/23	500,000	534,551
Cypress-Fairbanks Independent School District, Ser A, GO, PSF-GTD
Callable 02/15/29 @ 100 5.000%, 02/15/30	1,500,000	1,950,094
Dallas Area, Rapid Transit, Ser A, RB
5.000%, 12/01/22	1,000,000	1,076,268
Downtown Redevelopment Authority, TA, BAM
5.000%, 09/01/25	1,000,000	1,167,572
Downtown Redevelopment Authority, TA, BAM
Callable 09/01/25 @ 100 5.000%, 09/01/29	1,000,000	1,184,347
El Paso County, Hospital District, GO
5.000%, 08/15/25	2,070,000	2,380,051
Houston, Higher Education Finance, Ser A, RB, PSF-GTD
4.000%, 02/15/22	1,005,000	1,034,930
La Vernia, Higher Education Finance, Ser A, RB
4.200%, 08/15/25	500,000	526,939
La Vernia, Higher Education Finance, Ser A, RB
Callable 08/15/24 @ 100 5.250%, 08/15/35	2,435,000	2,636,954
Love Field Airport Modernization, AMT, RB
5.000%, 11/01/22	1,000,000	1,069,277

FROST FAMILY OF FUNDS	FROST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS	APRIL 30, 2021 (Unaudited)

Description	Face Amount	Value
Lower Colorado River Authority
Callable 05/15/30 @ 100 5.000%, 05/15/39	$1,875,000	$2,394,097
San Antonio, Public Facilities, RB
Callable 09/15/22 @ 100 5.000%, 09/15/26	2,000,000	2,122,076
Seminole, Hospital District, GO
Callable 02/15/26 @ 100 4.000%, 02/15/31	545,000	581,798
Texas A&M University, Permanent University Fund, Ser B, RB
Callable 07/01/25 @ 100 5.000%, 07/01/34	1,000,000	1,179,531
Texas State, Public Finance Authority, Financing System, Texas Southern University, RB
5.625%, 05/01/21	1,440,000	1,440,000
Texas State, Public Finance Authority, RB, BAM
5.000%, 11/01/21	1,400,000	1,429,915

		30,514,038

Total Municipal Bonds (Cost $43,873,478)		46,065,829

Total Investments — 98.3% (Cost $43,873,478)		$46,065,829

Percentages are based on Net Assets of $46,869,767.

(A)	Security is escrowed to maturity.

AGM — Assured Guaranty Municipal

AMT — Alternative Minimum Tax (subject to)

BAM — Build America Mutual

COP — Certificate of Participation

GNMA — Government National Mortgage Association

GO — General Obligation

NATL — National Public Finance Guaranty Corporation

PSF-GTD — Texas Public School Fund Guarantee

RB — Revenue Bond

Ser — Series

TA — Tax Allocation

As of April 30, 2021, all of the Fund’s investments in securities were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2021, there have been no transfers in or out of Level 3.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-2700